    As filed with the Securities and Exchange Commission on December 1, 1998


                               Securities Act Registration Statement No. 2-91889
                                Investment Company Act Registration No. 811-4060
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        / /

                          PRE-EFFECTIVE AMENDMENT NO.                        / /


                        POST-EFFECTIVE AMENDMENT NO. 25                      /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      / /

                                AMENDMENT NO. 26                             /X/

                        (Check appropriate box or boxes)

                            ------------------------

                            CASH ACCUMULATION TRUST

               (Exact name of registrant as specified in charter)



                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077

              (Address of Principal Executive Offices) (Zip Code)

                            ------------------------


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7530



                               S. JANE ROSE, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
               (Name and Address of Agent for Service of Process)


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):

                         / / immediately upon filing pursuant to paragraph (b)

                         / / on (date) pursuant to paragraph (b)


                         /X/ 60 days after filing pursuant to paragraph (a)(1)

                         / / on (date) pursuant to paragraph (a)(1)
                         / / 75 days after filing pursuant to paragraph (a)(2)

                         / / on (date) pursuant to paragraph (a)(2) of Rule 485.


                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                         / / this post-effective amendment designates a new
                             effective date for a previously filed
                             post-effective amendment.


    Titles of Securities Being Registered ....... Shares of beneficial interest, without par value.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                        TYPE OF FUND
                                        Money market

                                        INVESTMENT OBJECTIVE
                                        Current income to the extent consistent
                                        with preservation of capital and
                                        liquidity






CASH ACCUMULATION TRUST
National Money Market Fund


PROSPECTUS
JANUARY __, 1999














As with all mutual funds, filing this prospectus with the Securities and Exchange Commission does not mean that the SEC has approved the Fund shares, nor has the SEC determined that this Prospectus is complete or accurate. It is a criminal offense to state otherwise.

                                                              [LOGO]
                                                                      PRUDENTIAL
                                                                     INVESTMENTS

TABLE OF CONTENTS

1    RISK/RETURN SUMMARY
1    Investment Objective and Principal Strategies
1    Principal Risks
2    Evaluating Performance
3    Shareholder Fees and Expenses

4    HOW THE FUND INVESTS
4    Investment Objective and Policies
5    Other Investments
6    Additional Strategies
7    Investment Risks

8    HOW THE FUND IS MANAGED
8    Manager
8    Investment Adviser
8    Distributor
8    Year 2000

10   FUND DISTRIBUTIONS AND TAX ISSUES
10   Distributions
10   Tax Issues

12   HOW TO BUY AND SELL SHARES OF THE FUND
12   How to Buy Shares
14   How to Sell Your Shares

16   FINANCIAL HIGHLIGHTS

17   THE PRUDENTIAL MUTUAL FUND FAMILY

     FOR MORE INFORMATION (BACK COVER)

RISK/RETURN SUMMARY

This section highlights key information about the NATIONAL MONEY MARKET FUND, which we refer to as "the Fund." Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is CURRENT INCOME to the extent CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY. To achieve this objective, we invest primarily in commercial paper, asset-backed securities, obligations of financial institutions and other high-quality money market instruments that mature in thirteen months or less. While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.

                                       SIDE BAR
--------------------------------------------------------------------------------
MONEY MARKET FUNDS

Money market funds--which hold high-quality short-term debt obligations--provide investors with a lower risk, highly liquid investment option. These funds attempt to maintain a net asset value of $1 per share, although there can be no guarantee that they will always be able to do so.
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. The money market securities in which the Fund invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. The Fund's investments in foreign securities involve certain additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of the Fund's foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities. Although investments in mutual funds involve risk, investing in money market portfolios like the Fund is generally less risky than investing in other types of funds. This is because the Fund invests only in high-quality securities, limits the average maturity of the portfolio to 90 days or less, and limits the maturity of any security to no more than thirteen months. To satisfy the average maturity and maximum maturity requirements, securities with demand features, described elsewhere, are treated as maturing on the date that the Fund can demand repayment of the security.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

EVALUATING PERFORMANCE

A number of factors - including risk - can affect how the Fund performs. The following bar chart and table show the Fund's performance over the last 10 years and provide some indication of the risks of investing in the Fund by demonstrating how returns can change from year to year. Past performance does not mean that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852 (toll-free).

-------------------------------------------------------------------------------
ANNUAL RETURNS


             1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

10%
-----------------------------------------------------------------------------------------

8%
-----------------------------------------------------------------------------------------

6%
-----------------------------------------------------------------------------------------

4%
-----------------------------------------------------------------------------------------

2%
-----------------------------------------------------------------------------------------

0%
-----------------------------------------------------------------------------------------

BEST QUARTER:                   WORST QUARTER:
-------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS as of 12-31-97


                     1 YR            5 YRS          10 YRS            SINCE
                                                                    INCEPTION
   FUND SHARES
                     ------          -------        --------         -------
LIPPER ANALYTICAL SERVICES
U.S. TAXABLE MONEY MARKET
FUNDS (1)
                     ------          -------        --------         -------

7-DAY YIELD (AS OF DECEMBER 31, 1997)(2)

National Money Market Fund                   %
                                          ---

(1) The Lipper Analytical Services U.S. Taxable Money Market Funds average is based upon the average return of all mutual funds in the U.S. Taxable Money Market Funds category.

(2)  The Fund's yield is after deduction of expenses.

SHAREHOLDER FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES  (paid directly from your investment)
Maximum sales charge (load)
     imposed on purchases (as a percentage of
     offering price) . . . . . . . . . . . . . . . . . . . . . . .None
Maximum deferred sales charge (load) (as a percentage
      of the lower of original purchase price or
      sale proceeds) . . . . . . . . . . . . . . . . . . . . . . .None
Maximum sales charge (load)
          imposed on reinvested dividends
          and other distributions. . . . . . . . . . . . . . . . .None
Redemption fees. . . . . . . . . . . . . . . . . . . . . . . . . .None
Exchange fee . . . . . . . . . . . . . . . . . . . . . . . . . . .None

ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)
Management fees. . . . . . . . . . . . . . . . . . . . . . . . .  .39%
+Distribution (12b-1) fees . . . . . . . . . . . . . . . . . . .  .10%
+Other expenses. . . . . . . . . . . . . . . . . . . . . . . . .  .13%
                                                                 -----
=TOTAL ANNUAL FUND OPERATING EXPENSES. . . . . . . . . . . . . .  .62%
                                                                 -----
                                                                 -----


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


          1 YEAR         3 YEARS        5 YEARS        10 YEARS
          -------        -------        -------        --------
          $              $              $              $
           ------         ------         ------         -------

HOW THE FUND INVESTS

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is CURRENT INCOME to the extent CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.

The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. We will purchase obligations such as, but not limited to, commercial paper, asset-backed securities, certificates of deposit, time deposits of banks, bankers' acceptances, bank notes, funding agreements, and other obligations of both banks and corporations. These obligations must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), such as Moody's Investors Service (rated at least Prime-2) and Standard & Poor's Ratings Group (rated at least A-2) or, if unrated, of comparable quality. We may also purchase securities of the U.S. Government and its agencies. All securities that we purchase will be denominated in U.S. dollars.

COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS and BANKERS' ACCEPTANCES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures". This means that we can purchase longer-term securities because of the expectation that we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds. We will not purchase an instrument that allow us to resell a security, known as a "put", separately from the longer term security to which it relates.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market mutual funds.

The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Cash Accumulation Trust can change investment policies that are not fundamental.

OTHER INVESTMENTS

The Fund may also invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have varying interest rates and maturities, but they are all backed by the full faith and credit of the U.S Government.

Brokerage firms sometimes "strip" Treasury debt; obligations into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.

The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or "Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

ADDITIONAL STRATEGIES

We may use a number of investment strategies to try to improve the Fund's returns or protect its assets.

The Fund may use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price and time, which creates a fixed return for the Fund. The Fund will only enter into these repurchase agreements with parties whom we believe can honor their obligations in the transactions.

The Fund may use REVERSE REPURCHASE AGREEMENTS where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time.

The Fund may also purchase money market obligations under a FIRM COMMITMENT AGREEMENT. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.

The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.

The Fund also follows certain policies when it: BORROWS MONEY (the Fund may borrow up to 10% of the value of its total assets); LENDS ITS SECURITIES to others; and holds ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in securities, including restricted securities, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS

The Fund's investments in money market instruments involve both CREDIT RISK -- the possibility that the issuer will default, and MARKET RISK -- the risk that an instrument will lose value because interest rates change or investors lose confidence in the issuer's ability to pay back the debt. To limit these risks, we invest only in high-quality securities with short maturities (no more than thirteen months).

Foreign securities and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets. There is a risk that foreign companies and governments, just as is the case in the U.S., will not be prepared to handle issues that will arise when we reach the year 2000 if their computer systems cannot differentiate the year 2000 from the year 1900.

This chart outlines the key risks and potential rewards of the Fund's principal investments.


--------------------------------------------------------------------------------
 INVESTMENT TYPE
 % OF FUND'S TOTAL ASSETS            RISKS                 POTENTIAL REWARDS
----------------------------  -----------------------   ------------------------
 HIGH-QUALITY MONEY MARKET    - Credit risk-the risk     - Regular interest
 OBLIGATIONS OF ALL             that the borrower          income
 TYPES                          can't pay back the
 ------------------------       money borrowed or make
                                interest payments

 Up to 100%                   - Market risk - the        - May be more secure
                                risk that the              than stock and
                                obligations may lose       equity securities
                                value because              since companies
                                interest rates             must pay their
                                change or there is a       debts before
                                lack of confidence         they pay dividends
                                in the borrower
--------------------------------------------------------------------------------
 MONEY MARKET OBLIGATIONS     - Foreign markets,         - Investors may
 OF FOREIGN ISSUERS             economies and              realize higher
 (DOLLAR-                       political systems          returns based upon
 DENOMINATED)                   may not be as stable       higher interest
 ------------------------       as those in the U.S.       rates paid on
 Up to 100%                   - May be less public         foreign investments
                                information about
                                foreign issuers
--------------------------------------------------------------------------------
 ILLIQUID                     - May be difficult to   -    May offer a more
 SECURITIES                     value and sell             attractive yield
 ------------------------     - Could result in            than more liquid
 Up to 10% of net assets        losses                     securities
--------------------------------------------------------------------------------

HOW THE FUND IS MANAGED

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. For the fiscal year ended September 30, 1998, the Fund paid PIFM management fees of [__%] of the Fund's average net assets.

As of October 31, 1998, PIFM served as the Manager to all __ of the Prudential Mutual Funds, and as Manager or administrator to __ closed-end investment companies, with aggregate assets of approximately $__ billion.

INVESTMENT ADVISER

The Prudential Investment Corporation, known as Prudential Investments, is the Fund's investment adviser. Its address is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services. These fees - known as 12b-1 fees - are shown in the SHAREHOLDER FEES AND EXPENSES table.

YEAR 2000

Many computer systems used today cannot tell the year 2000 from the year 1900 because of the way dates are encoded. This could be a problem when the year 2000 arrives and could affect securities trades, interest and dividend payments, pricing and account services. Although we can't guarantee that this won't be a problem, the Fund's service providers have been working on adapting their computer systems. They expect that their systems, and the systems of their service providers, will be ready for the new millennium.

FUND DISTRIBUTIONS AND TAX ISSUES

Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS and CAPITAL GAINS, if any, to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified tax-deferred plan or account.

The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.

Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any CAPITAL GAINS will be paid to shareholders (typically once a year). CAPITAL GAINS are generated when the Fund sells its assets for a profit.

For your convenience, Fund distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Fund. If you ask us to pay the distributions in cash, we will send you a check instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see Step 3: Additional shareholder services.

TAX ISSUES

FORM 1099

During the tax season every year, you will receive a FORM 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified tax-deferred plan or account.

Fund distributions are generally taxable to you in the year they are received, except when we declare certain dividends in December of a calendar year, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and you fail to do this, we will withhold and pay to the U.S. Treasury 31% of your distributions. If you are subject to backup withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

HOW TO BUY AND SELL SHARES OF THE FUND

HOW TO BUY SHARES

STEP 1:  OPEN AN ACCOUNT

Shares of the Fund are available only to clients of Prudential Securities Incorporated that participate in any of the following managed account programs:

     -    Gibraltar Advisors
     -    Prudential Securities Portfolio Management (PSPM)
     -    Quantum Portfolio Management (Quantum)
     -    Managed Assets Consulting Services (MACS)
     -    Managed Assets Consulting Services--Custom Services (MACS--CS)
     -    Prudential Securities Investment Supervisory Group

Eligibility for any of these programs is within the discretion of Prudential Securities. You should contact a Prudential Securities financial adviser for more information. We have the right to reject any purchase order or suspend or modify the sale of Fund shares.

AUTOMATIC PURCHASE (AUTOSWEEP). Shares of the Fund can only be purchased through automatic investment procedures (the Autosweep program). The Autosweep program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, the Fund will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Prudential Securities financial adviser.

When your Prudential Securities account has a credit balance (that is, immediately available funds), Prudential Securities will purchase shares of the Fund equal to that amount. This will occur on the business day following confirmation that a credit balance exists. Prudential Securities may use and retain the benefit of credit balances in your account until Fund shares are purchased (that is, until the next business day).

Your investment in the Fund will be held in the name of Prudential Securities. Prudential Securities will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.

AUTOMATIC PURCHASE PROCEDURES. Prudential Securities will purchase shares of the Fund on behalf of participating clients each business day at the current NAV as described below.

Credit balances of $1 or more in your account will automatically be invested in shares of the Fund. Where your credit balance results from a sale of securities, the available cash will be invested in the Fund on settlement date. Where your credit balance results from any other transaction (that is, receipt of a dividend or interest payment, maturity of a bond or your own cash payment to your securities account), the available cash will be invested in the Fund on the first business day after it is received by Prudential Securities. All available cash in your account, regardless of its source, will automatically be invested.

You will begin earning dividends on your shares purchased through Autosweep on the day the order is placed. Prudential Securities will purchase shares of the Fund at 4:30 p.m. New York Time on the business day the order is placed and payment for the shares will be made by 4:30 p.m. New York Time on the next business day.

STEP 2:  UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.

The share price of a mutual fund--known as the Net Asset Value or NAV per share--is determined by a simple calculation; the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times.

We determine the NAV of our shares once each business day at 4:30 p.m. New York Time on days that the New York Stock Exchange is open for trading. We do not determine NAV on days when we have not received any orders to purchase or sell or when changes in the value of the Fund's portfolio do not materially affect the NAV.

STEP 3:  ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the Fund Distributions and Tax Issues section, the Fund pays out--or distributes--its net investment income and any capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, or notify your Prudential Securities financial adviser not less than five full business days before the date we determine who receives dividends.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. If there are multiple shareholders in the same household, you will receive only one copy of each of these per household.

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.

When you sell shares of the Fund - also known as redeeming shares - the price you will receive will be the NAV next determined after the we receive your order to sell. Prudential Securities must receive your order to sell by 4:30 p.m. New York Time to process the sale on that day.

Generally, we will pay you for the shares that you sold within seven days after we receive your sell order.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares."

REDEMPTION IN KIND

If the sales of Fund shares you make during any 90-day period reaches the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker. See the SAI, "Purchase and Redemption of Fund Shares."

AUTOMATIC REDEMPTION FOR AUTOSWEEP

Because you participate in the Autosweep program, your Fund shares will be automatically redeemed to cover any deficiency in your Prudential Securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficiency.

The amount of the redemption will be the lesser of the total value of Fund shares held in your Prudential Securities account or the deficit in your Prudential Securities account. If you use this automatic redemption procedure and want to pay for a securities transaction in your account other than through this procedure, you must deposit cash in your securities account before the settlement date. If you use this automatic redemption procedure and want to pay any other deficit in your securities account other than through this procedure, you must deposit cash in your securities account before you incur the deficit.

AUTOMATIC REDEMPTION

Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the Fund's financial performance. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for shares of the Fund for the periods indicated. The financial statements and audit reports are available upon request.

Review this chart with the financial statements, which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge.

The financial highlights for the two fiscal years ended September 30, 1998
were audited by                          , and the financial highlights for
the three years ended September 30, 1996 were audited by other independent auditors, whose reports were unqualified.

                                                                       YEAR ENDED SEPTEMBER 30,
                                              -------------------------------------------------------------------
                                              1998   1997   1996   1995   1994   1993   1992   1991   1990   1989
                                              ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
    period . . . . . . . . . . . . . . . . . $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00
                                             -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
Income from investment
    operations-net investment
    income . . . . . . . . . . . . . . . . .          .05    .05    .05    .03    .02    .04    .06    .08    .09
                                             -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
Dividends to shareholders. . . . . . . . . . (   )    .05    .05    .05    .03    .02    .04    .06    .08    .09
                                             -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
Net asset value, end of period . . . . . . . $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00
                                             -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
                                             -----  -----  -----  -----  -----  -----  -----  -----  -----  -----

TOTAL RETURN:  . . . . . . . . . . . . . . .     %   5.0%   5.0%   5.2%   3.2%   2.3%   3.7%   6.2%   7.8%   8.6%
                                             -----

RATIOS/SUPPLEMENTAL
    DATA:
Net assets, end of period
    (000) . . . . . . . . . . . . . . . . .  $      $702   $652   $685   $823   $652   $2.286 $2.523 $2.217 $2.438
                                             -----
Ratios to average net assets

     Net investment income. . . . . . . . .      %   4.89%  4.86%  5.16%  3.20%  2.26%  3.70%  6.17%  7.75%  8.64%
                                             -----
     Expenses . . . . . . . . . . . . . . .  .   %    .65%   .69%   .69%   .61%   .71%   .74%   .74%   .73%   .71%
                                             -----

                         THE PRUDENTIAL MUTUAL FUND FAMILY

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your dealer or Prudential professional or call us at (800) 225-1852.

             STOCK FUNDS                              GLOBAL FUNDS
Prudential Balanced Fund                  Prudential Developing Markets Fund
Prudential Distressed Securities Fund,      Prudential Developing Markets Equity
    Inc.                                       Fund
Prudential Emerging Growth Fund, Inc.       Prudential Latin America Equity Fund
Prudential Equity Fund, Inc.              Prudential Europe Growth Fund, Inc.
Prudential Equity Income Fund             Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund              Prudential Global Limited Maturity
  Prudential Bond Market Index Fund            Fund, Inc.
  Prudential Europe Index Fund              Limited Maturity Portfolio
  Prudential Pacific Index Fund           Prudential Intermediate Global Income
  Prudential Small-Cap Index Fund              Fund, Inc.
  Prudential Stock Index Fund             Prudential International Bond Fund,
The Prudential Investment Portfolios,          Inc.
    Inc.                                  Prudential Natural Resources Fund,
  Prudential Active Balanced Fund              Inc.
  Prudential Jennison Growth Fund,        Prudential Pacific Growth Fund, Inc.
  Prudential Jennison Growth & Income     Prudential World Fund, Inc.
    Fund                                    Global Series
Prudential Mid-Cap Value Fund               International Stock Series
Prudential Real Estate Securities Fund    The Global Total Return Fund, Inc.
Prudential Small-Cap Quantum Fund,         Global Utility Fund, Inc.
    Inc.
Prudential Small Company Value Fund,            MONEY MARKET FUNDS
    Inc.                                    TAXABLE MONEY MARKET FUNDS
Prudential 20/20 Focus Fund               Cash Accumulation Trust
Prudential Utility Fund, Inc.               Liquid Assets Fund
Nicholas-Applegate Fund, Inc.               National Money Market Fund
Nicholas-Applegate Growth Equity Fund     Prudential Government Securities Trust
                                            Money Market Series
           TAXABLE BOND FUNDS             U.S. Treasury Money Market Series
 Prudential Diversified Bond Fund, Inc.   Prudential Special Money Market Fund,
 Prudential Government Income Fund,       Inc.
     Inc.                                   Money Market Series
 Prudential Government Securities Trust   Prudential MoneyMart Assets, Inc.
    Short-Intermediate Term Series
 Prudential High Yield Fund, Inc.           Tax-Free Money Market Funds
 Prudential Mortgage Income Fund, Inc.    Prudential Tax-Free Money Fund, Inc.
 Prudential Structured Maturity Fund,     Prudential California Municipal Fund
     Inc.                                   California Money Market Series
   Income Portfolio                       Prudential Municipal Series Fund
                                            Connecticut Money Market Series
          TAX-EXEMPT BOND FUNDS             Massachusetts Money Market Series
 Prudential California Municipal Fund       New Jersey Money Market Series
 California Series                          New York Money Market Series
 California Income Series                   COMMAND FUNDS
 Prudential Municipal Bond Fund           Command Money Fund
   High Income Series                     Command Government Fund
   Insured Series                         Command Tax-Free Fund
   Intermediate Series                      Institutional Money Market Funds
 Prudential Municipal Series Fund         Prudential Institutional Liquidity
   Florida Series                         Portfolio, Inc.
   Maryland Series                          Institutional Money Market Series
   Massachusetts Series
   Michigan Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
 Prudential National Municipals Fund,
      Inc.


FOR MORE INFORMATION

Please read this prospectus before you invest in the Fund and keep it for future reference. You can get additional information about the Fund in the following documents:

STATEMENT OF ADDITIONAL INFORMATION
     (incorporated by reference into this Prospectus)
ANNUAL REPORT
     (contains a discussion of the market conditions and investment strategies that significantly affect the Fund's performance)
SEMI-ANNUAL REPORT

To get this information free of charge or for shareholder questions, contact your dealer, the Distributor, or Prudential at:
PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NEW JERSEY  08906-5005
(800) 225-1852
(908) 417-7555 (if calling from outside the U.S.)

Dealers should contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NEW JERSEY  08906-1852
(800) 225-1852

Visit Prudential's web site at HTTP://WWW.PRUDENTIAL.COM

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

BY MAIL:                                 IN PERSON:
SECURITIES AND EXCHANGE COMMISSION       PUBLIC REFERENCE ROOM IN WASHINGTON
PUBLIC REFERENCE SECTION                 D.C.
WASHINGTON, D.C.  20549-6009             (For hours of operation, call 1-800-
(The SEC charges a fee to copy any       SEC-0330)
documents)

THE FUND'S CUSIP NUMBER IS:              VIA THE INTERNET:
147541106                                HTTP://WWW.SEC.GOV
Investment Company Act File No: 811-4060

                                        TYPE OF FUND
                                        Money market

                                        INVESTMENT OBJECTIVE
                                        Current income to the extent consistent
                                        with preservation of capital and
                                        liquidity






CASH ACCUMULATION TRUST
Liquid Assets Fund

PROSPECTUS
JANUARY __, 1999













As with all mutual funds, filing this prospectus with the Securities and Exchange Commission does not mean that the SEC has approved the Fund shares, nor has the SEC determined that this Prospectus is complete or accurate.
It is a criminal offense to state otherwise.


                                              [LOGO]
                                                         PRUDENTIAL
                                                       INVESTMENTS

TABLE OF CONTENTS

1   RISK/RETURN SUMMARY
1   Investment Objective and Principal Strategies
1   Principal Risks
2   Evaluating Performance
2   Shareholder Fees and Expenses

4   HOW THE FUND INVESTS
4   Investment Objective and Policies
5   Other Investments
6   Additional Strategies
6   Investment Risks

8   HOW THE FUND IS MANAGED
8   Manager
8   Investment Adviser
8   Distributor
8   Year 2000

9   FUND DISTRIBUTIONS AND TAX ISSUES
9   Distributions
9   Tax Issues

11  HOW TO BUY AND SELL SHARES OF THE FUND
11  How to Buy Shares
13  How to Sell Your Shares

15  FINANCIAL HIGHLIGHTS

16  THE PRUDENTIAL MUTUAL FUND FAMILY

    FOR MORE INFORMATION (BACK COVER)

RISK/RETURN SUMMARY

This section highlights key information about the LIQUID ASSETS FUND, which we refer to as "the Fund." Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is CURRENT INCOME to the extent CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY. To achieve this objective, we invest primarily in commercial paper, asset-backed securities, obligations of financial institutions and other high-quality money market instruments that mature in thirteen months or less. While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.

                                      SIDE BAR

--------------------------------------------------------------------------------

MONEY MARKET FUNDS

Money market funds--which hold high-quality short-term debt obligations-- provide investors with a lower risk, highly liquid investment option. These funds attempt to maintain a net asset value of $1 per share, although there can be no guarantee that they will always be able to do so.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. The money market securities in which the Fund invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. The Fund's investments in foreign securities involve certain additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of the Fund's foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities. Although investments in mutual funds involve risk, investing in money market portfolios like the Fund is generally less risky than investing in other types of funds. This is because the Fund invests only in high-quality securities, limits the average maturity of the portfolio to 90 days or less, and limits the maturity of any security to no more than thirteen months.

To satisfy the average maturity and maximum maturity requirements, securities with demand features, described elsewhere, are treated as maturing on the date that the Fund can demand repayment of the security.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

EVALUATING PERFORMANCE

A number of factors - including risk - can affect how the Fund performs. The Fund has not operated for a full calendar year, so there is no annual
performance to report.   For information about the Fund's performance since
inception, see "Financial Highlights." Past performance does not mean that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852 (toll free).

SHAREHOLDER FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price) . . . . . . . . . . . . . . . . . . . . . . . . . . None
Maximum deferred sales charge (load) (as a percentage of the lower of original price or sale proceeds) . . . . . . . . . . . . . . . . . . . None
Maximum sales charge (load) imposed on reinvested dividends and other distributions. . . . . . . . . . . . . . . . . . . . . . . . . . None
Redemption fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . None
Exchange fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . None

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .09%
+ Distribution and service (12b-1) fees. . . . . . . . . . . . . . . . .None
+ Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .13%
                                                                       ----
= TOTAL ANNUAL FUND OPERATING EXPENSES . . . . . . . . . . . . . . . . .22%(1)
                                                                       ----
                                                                       ----


(1) The fees paid by the Fund to the Manager and the Fund's other affiliated service providers are limited to reimbursement for direct costs, excluding any profit or overhead, pursuant to agreements with the Fund. Management fees and Total annual Fund operating expenses reflect these fees for the Fund's fiscal year ended September 30, 1998.



EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


          1 YEAR         3 YEARS        5 YEARS        10 YEARS
          ------         -------        -------        --------
          $              $              $              $
           ----           ----           ----           ----

HOW THE FUND INVESTS

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is CURRENT INCOME to the extent CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.

The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. We will purchase obligations such as, but not limited to, commercial paper, asset-backed securities, certificates of deposit, time deposits of banks, bankers' acceptances, bank notes, funding agreements and other obligations of both banks and corporations. These obligations must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), such as Moody's Investors Service (rated at least Prime-2) and Standard & Poor's Ratings Group (rated at least A-2), or, if unrated, of comparable quality. We may also purchase securities of the U.S. Government and its agencies. All securities that we purchase will be denominated in U.S. dollars.

COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS and BANKERS' ACCEPTANCES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures". This means that we can purchase longer-term securities because of the expectation that we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market mutual funds.

Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS." The purchase of instruments with puts allows the Fund to sell the security when the investment adviser believes it is appropriate to do so to honor redemption requests or to buy more attractive securities.

OTHER INVESTMENTS

The Fund may also invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have varying interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government.

Brokerage firms sometimes "strip" Treasury debt obligations into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.

The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or "Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

ADDITIONAL STRATEGIES

We may use a number of investment strategies to try to improve the Fund's returns or protect its assets.

The Fund may use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price and time, which creates a fixed return for the Fund. The Fund will only enter into these repurchase agreements with parties whom we believe can honor their obligations in the transactions.

The Fund may use REVERSE REPURCHASE AGREEMENTS where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time.

The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.

The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.

The Fund also follows certain policies when it: BORROWS MONEY (the Fund may borrow up to 10% of the value of its total assets); LENDS ITS SECURITIES to others; and holds ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in securities, including restricted securities, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS

The Fund's investments in money market instruments involve both CREDIT RISK -- the possibility that the issuer will default, and MARKET RISK -- the risk that an instrument will lose value because interest rates change or investors lose confidence in the issuer's ability to pay back the debt. To limit these risks, we invest only in high-quality securities with short maturities (no more than thirteen months).

Foreign securities and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets. There is a risk that foreign companies and governments, just as is the case in the U.S., will not be prepared to handle issues that will arise when we reach the year 2000 if their computer systems cannot differentiate the year 2000 from the year 1900.

 This chart outlines the key risks and potential rewards of the Fund's principal investments.

--------------------------------------------------------------------------------
 INVESTMENT TYPE
 % OF FUND'S TOTAL ASSETS            RISKS                 POTENTIAL REWARDS
 -------------------------    -------------------------  ----------------------
 HIGH-QUALITY MONEY MARKET    - Credit risk-the risk     - Regular interest
 OBLIGATIONS OF ALL             that the borrower          income
 TYPES                          can't pay back the
                                money borrowed or
                                make interest
 ------------------------       payments

 Up to 100%                   - Market risk - the        - May be more secure
                                risk that the              than stock and
                                obligations may lose       equity securities
                                value because              since companies
                                interest rates             must pay their debts
                                change or there is a       before they pay their
                                lack of confidence         dividends
                                in the borrower
--------------------------------------------------------------------------------

 MONEY MARKET OBLIGATIONS     - Foreign markets,         - Investors may
 OF FOREIGN ISSUERS             economies and              realize higher
 (DOLLAR-                       political systems          returns based upon
 DENOMINATED)                   may not be as stable       higher interest
 ------------------------       as those in the U.S.       rates paid on
                                                           foreign investments
 Up to 100%                   - May be less public
                                information about
                                foreign issuers
--------------------------------------------------------------------------------

 ILLIQUID                     - May be difficult to      - May offer a more
 SECURITIES                     value and sell             attractive yield
                                                           than more liquid
 ------------------------     - Could result in            securities
 Up to 10% of net assets        losses
--------------------------------------------------------------------------------

HOW THE FUND IS MANAGED

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. For the fiscal year ended September 30, 1998, the Fund paid PIFM management fees of [__%] of the Fund's average net assets.

As of October 31, 1998, PIFM served as the Manager to all __ of the Prudential Mutual Funds, and as Manager or administrator to __ closed-end investment companies, with aggregate assets of approximately $__ billion.

INVESTMENT ADVISER

The Prudential Investment Corporation, known as Prudential Investments, is the Fund's investment adviser. Its address is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS does not receive any compensation from the Fund for distributing its shares.

YEAR 2000

Many computer systems used today cannot tell the year 2000 from the year 1900 because of the way dates are encoded. This could be a problem when the year 2000 arrives and could affect securities trades, interest and dividend payments, pricing and account services. Although we can't guarantee that this won't be a problem, the Fund's service providers have been working on adapting their computer systems. They expect that their systems, and the systems of their service providers, will be ready for the new millennium.

DISTRIBUTIONS AND TAX ISSUES

Investors who buy shares of the Fund should be aware of some important tax
issues.   For example, the Fund distributes DIVIDENDS and CAPITAL GAINS, if any, to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified tax-deferred plan or account.

The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.

Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any CAPITAL GAINS will be paid to shareholders (typically once a year). CAPITAL GAINS are generated when the Fund sells its assets for a profit.

For your convenience, Fund distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Fund. If you ask us to pay the distributions in cash, we will send you a check instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see Step 3: Additional shareholder services.

TAX ISSUES

FORM 1099

During the tax season every year, you will recieve a FORM 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified tax-deferred plan or account.

Fund distributions are generally taxable to you in the year they are received, except when we declare certain dividends in December of a calendar year, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and you fail to do this, we will withhold and pay to the U.S. Treasury 31% of your distributions. If you are subject to backup withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

HOW TO BUY AND SELL SHARES OF THE FUND

HOW TO BUY SHARES

STEP 1:  OPEN AN ACCOUNT
Shares are available only to clients of Prudential Securities Incorporated that participate in any of the following managed account programs:

     -    Gibraltar Advisors
     -    Prudential Securities Portfolio Management (PSPM)
     -    Quantum Portfolio Management (Quantum)
     -    Managed Assets Consulting Services (MACS)
     -    Managed Assets Consulting Services - Custom Services (MACS-CS)

     -    Prudential Securities Investment Supervisor Group

To invest in the Fund, you must participate in any one of these programs, and you must be an Eligible Benefit Plan. Eligible Benefit Plans are:

     - employee benefit plans as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974 (ERISA) other than government plans as defined in 3(32) of ERISA and church plans as defined in
          Section 3(33) of ERISA;
     - pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code);
     - deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code; and
     - Individual Retirement Accounts (IRAs) as defined in Section 408(a) of the Internal Revenue Code

Eligibility for in any of these programs is within the discretion of Prudential Securities. You should contact a Prudential Securities financial adviser for more information. We have the right to reject any purchase order or suspend or modify the sale of Fund shares.

AUTOMATIC PURCHASE (AUTOSWEEP). Shares of the Fund can only be purchased through automatic investment procedures (the Autosweep program). The Autosweep program allows you to designate a market money fund as your primary money sweep fund. If you do not designate a primary money sweep fund, the Fund will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Prudential Securities financial adviser.

When your Prudential Securities account has a credit balance (that is, immediately available funds), Prudential Securities will purchase shares of the Fund equal to that amount. This will occur on the business day following confirmation that a credit balance exists. Prudential Securities may use and retain the benefit of credit balances in your account until Fund shares are purchased (that is, until the next business day).

Your investment in the Fund will be held in the name of Prudential Securities. Prudential Securities will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.

AUTOMATIC PURCHASE PROCEDURES. Prudential Securities will purchase shares of the Fund on behalf of participating clients each business day at the current NAV as described below. Credit balances of $1 or more in your account will automatically be invested in shares of the Fund. Where your credit balance results from a sale of securities, the available cash will be reinvested in the Fund on settlement date. Where your credit balance results from any other transaction (that is, receipt of a dividend or interest payment, maturity of a bond or your own cash payment to your securities account), the available cash will be invested in the Fund on the first business day after it is received by Prudential Securities. All available cash in your account, regardless of its source, will automatically be invested.

You will begin earning dividends on your shares purchased through Autosweep on the day the order is placed. Prudential Securities will purchase shares of the Fund at 4:30 p.m. New York Time on the business day the order is placed and payment for the shares will be made by 4:30 p.m. New York Time on the next business day.

STEP 2:  UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.

The share price of a mutual fund--known as the Net Asset Value or NAV per share--is determined by a simple calculation; the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain a NAV of $1 per share at all times.

We determine the NAV of our shares once each business day at 4:30 p.m. New York Time on days that the New York Stock Exchange is open for trading. We do not determine NAV on days when we have not received any orders to purchase or sell or when changes in the value of the Fund's portfolio do not materially affect the NAV.

STEP 3:  ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the FUND DISTRIBUTIONS AND TAX ISSUES section, the Fund pays out--or distributes--its net investment income and any capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, or notify your Prudential Securities financial adviser not less than five full business days before the date we determine who receives dividend.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. If there are multiple shareholders in the same household, you will receive only one copy of each of these per household.

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.

When you sell shares of the Fund--also known as redeeming shares--the price you will receive will be the NAV next determined after we receive your order to
sell.   Prudential Securities must receive your order to sell by 4:30 p.m. New
York Time to process the sale on that day.

Generally, we will pay you for the shares that you sold within seven days after we receive your sell order.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares."

REDEMPTION IN KIND

If the sales of Fund shares you make during any 90-day period reaches the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker. See the SAI, "Purchase and Redemption of Fund Shares."

AUTOMATIC REDEMPTION FOR AUTOSWEEP

Because you participate in the Autosweep program, your Fund shares will be automatically redeemed to cover any deficit in your Prudential Securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.

The amount of the redemption will be the lesser of the total value of Fund shares held in your Prudential Securities account or the deficit in your Prudential Securities account. If you use this automatic redemption procedure and want to pay for a securities transaction in your account other than through this procedure, you must deposit cash in your securities account before the settlement date. If you use this automatic redemption procedure and want to pay any other deficit in your securities account other than through this procedure, you must deposit cash in your securities account before you incur the deficit.

AUTOMATIC REDEMPTION

Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the Fund's financial performance. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for shares of the Fund for the periods indicated. The financial statements and audit reports are available upon request.

Review this chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge.

The financial highlights for the period from December 12, 1997 to
September 30, 1998 were audited by                            , whose report
was unqualified.


                                                                           ----
                                                                           1998
                                                                           ----
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period. . . . . . . . . . . . . . . . . . . $1.00
                                                                          -----
Income from investment operations--net investment income. . . . . . . . .
                                                                          -----
Dividends to shareholders . . . . . . . . . . . . . . . . . . . . . . . . (    )
Net asset value, end of period. . . . . . . . . . . . . . . . . . . . . . $1.00
                                                                          -----
                                                                          -----
TOTAL RETURN:                                                                  %
                                                                          -----

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (500) . . . . . . . . . . . . . . . . . . . . . $
                                                                          -----
Ratios to average net assets:

  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .      %
                                                                          -----
  Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      %
                                                                          -----

                           THE PRUDENTIAL MUTUAL FUND FAMILY

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your dealer or Prudential professional or call us at (800) 225-1852.

           STOCK FUNDS                                GLOBAL FUNDS
Prudential Balanced Fund                  Prudential Developing Markets Fund
Prudential Distressed Securities Fund,      Prudential Developing Markets Equity
  Inc.                                        Fund
Prudential Emerging Growth Fund, Inc.       Prudential Latin America Equity Fund
Prudential Equity Fund, Inc.              Prudential Europe Growth Fund, Inc.
Prudential Equity Income Fund             Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund              Prudential Global Limited Maturity
  Prudential Bond Market Index Fund       Fund, Inc.
  Prudential Europe Index Fund              Limited Maturity Portfolio
  Prudential Pacific Index Fund           Prudential Intermediate Global Income
  Prudential Small-Cap Index Fund           Fund, Inc.
  Prudential Stock Index Fund             Prudential International Bond Fund,
The Prudential Investment Portfolios,       Inc.
  Inc.                                    Prudential Natural Resources Fund,
  Prudential Active Balanced Fund           Inc.
  Prudential Jennison Growth Fund,        Prudential Pacific Growth Fund, Inc.
  Prudential Jennison Growth & Income     Prudential World Fund, Inc.
    Fund                                    Global Series
Prudential Mid-Cap Value Fund               International Stock Series
Prudential Real Estate Securities Fund    The Global Total Return Fund, Inc.
Prudential Small-Cap Quantum Fund,         Global Utility Fund, Inc.
  Inc.
Prudential Small Company Value Fund,           MONEY MARKET FUNDS
  Inc.                                      TAXABLE MONEY MARKET FUNDS
Prudential 20/20 Focus Fund               Cash Accumulation Trust
Prudential Utility Fund, Inc.               Liquid Assets Fund
Nicholas-Applegate Fund, Inc.               National Money Market Fund
Nicholas-Applegate Growth Equity Fund     Prudential Government Securities Trust
                                            Money Market Series
           TAXABLE BOND FUNDS             U.S. Treasury Money Market Series
 Prudential Diversified Bond Fund, Inc.   Prudential Special Money Market Fund,
 Prudential Government Income Fund,         Inc.
   Inc.                                     Money Market Series
 Prudential Government Securities Trust   Prudential MoneyMart Assets, Inc.
    Short-Intermediate Term Series
 Prudential High Yield Fund, Inc.           TAX-FREE MONEY MARKET FUNDS
 Prudential Mortgage Income Fund, Inc.    Prudential Tax-Free Money Fund, Inc.
 Prudential Structured Maturity Fund,     Prudential California Municipal Fund
   Inc.                                     California Money Market Series
   Income Portfolio                       Prudential Municipal Series Fund
                                            Connecticut Money Market Series
          TAX-EXEMPT BOND FUNDS             Massachusetts Money Market Series
 Prudential California Municipal Fund       New Jersey Money Market Series
 California Series                          New York Money Market Series
 California Income Series                   Command Funds
 Prudential Municipal Bond Fund           Command Money Fund
   High Income Series                     Command Government Fund
   Insured Series                         Command Tax-Free Fund
   Intermediate Series                      Institutional Money Market Funds
 Prudential Municipal Series Fund         Prudential Institutional Liquidity
   Florida Series                         Portfolio, Inc.
   Maryland Series                          Institutional Money Market Series
   Massachusetts Series
   Michigan Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
 Prudential National Municipals Fund,
   Inc.

                                  [BACK COVER PAGE]

FOR MORE INFORMATION ABOUT THE FUND

Please read this prospectus before you invest in the Fund and keep it for future reference. You can get additional information about the Fund in the following documents:

STATEMENT OF ADDITIONAL INFORMATION
     (incorporated by reference into this Prospectus)
ANNUAL REPORT
(contains a discussion of the market conditions and investment strategies that significnatly affect the Fund's performance)
SEMI-ANNUAL REPORT

To get this information free of charge or for shareholder questions, contact your dealer, the Distributor, or Prudential at:
PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NEW JERSEY  08906-5005
(800) 225-1852
(908) 417-7555 (if calling from outside the U.S.)

Dealers should contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NEW JERSEY  08906-1852
(800) 225-1852

Visit Prudential's web site at HTTP://WWW.PRUDENTIAL.COM
You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:


BY MAIL:                                 IN PERSON:
SECURITIES AND EXCHANGE COMMISSION       PUBLIC REFERENCE ROOM IN WASHINGTON
PUBLIC REFERENCE SECTION                 D.C.
WASHINGTON, D.C.  20549-6009             (For hours of operation, call 1-800-
(The SEC charges a fee to copy any       SEC-0330)
documents)

THE FUND'S CUSIP NUMBER IS:              VIA THE INTERNET:
147541502                                HTTP://WWW.SEC.GOV
Investment Company Act File No: 811-4060

                               CASH ACCUMULATION TRUST
                         STATEMENT OF ADDITIONAL INFORMATION
                               DATED JANUARY  __, 1999


     Cash Accumulation Trust (the Trust), an open-end, diversified, management investment company is offered in two series: National Money Market Fund (NMMF) and Liquid Assets Fund (LAF) (each a Fund and collectively, the Funds). Each series operates as a separate fund with identical investment objectives and similar policies designed to meet its investment goals. The investment objective of each of NMMF and LAF is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that either Fund's investment objective will be achieved. See "How the Fund Invests" in the applicable Prospectus and "Description of the Funds, their Investments and Risks."

     The Trust's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and its telephone number is (800) 225-1852.


     This Statement of Additional Information sets forth information about each of the Funds. This Statement of Additional Information is not a prospectus and should be read in conjunction with the NMMF Prospectus or the LAF Prospectus, each dated January __, 1999, copies of which may be obtained from the Trust upon request.


                                  TABLE OF CONTENTS



                                                                                PAGE      CROSS-REFERENCE        CROSS-REFERENCE
                                                                                ----       TO PAGE IN             TO PAGE IN
                                                                                             THE NMMF                THE LAF
                                                                                            PROSPECTUS             PROSPECTUS
                                                                                            ----------             ----------
      Trust History. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      B-2
      Description of the Funds, their Investments and Risks. . . . . . . . .      B-2
      Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . .      B-5
      Management of the Trust  . . . . . . . . . . . . . . . . . . . . . . .      B-8
      Control Persons and Principal Holders of Securities  . . . . . . . . .     B-11
      Investment Advisory and Other Services . . . . . . . . . . . . . . . .     B-12
      Brokerage Allocation and Other Practices . . . . . . . . . . . . . . .     B-14
      Securities and Organization  . . . . . . . . . . . . . . . . . . . . .     B-15
      Purchase and Redemption of Fund shares . . . . . . . . . . . . . . . .     B-16
      Net Asset Value  . . . . . . . . . . . . . . . . . . . . . . . . . . .     B-17
      Taxes, Dividends and Distributions . . . . . . . . . . . . . . . . . .     B-17
      Calculation of Yield . . . . . . . . . . . . . . . . . . . . . . . . .     B-18                      -                      -
      Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .     B-19                      -                      -
      Reports of Independent Accountants . . . . . . . . . . . . . . . . . .
      Appendix I-Description of Security Ratings . . . . . . . . . . . . . .      I-1                      -                      -
      Appendix II-Historical Performance Data  . . . . . . . . . . . . . . .     II-1                      -                      -
      Appendix III-General Investment Information  . . . . . . . . . . . . .    III-1                      -                      -
      Appendix IV-Information Relating to Prudential . . . . . . . . . . . .     IV-1                      -                      -

                                    TRUST HISTORY


     The Trust was organized under the laws of Massachusetts on April 27, 1984 as an unincorporated business trust, a form of organization that is commonly referred to as a Massachusetts business trust.


               DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS


     (a) CLASSIFICATION. The Trust is a diversified open-end management investment company.


     (b)  INVESTMENT STRATEGIES AND RISKS.


     Each Fund's investment objective is current income to the extent consistent with preservation of capital and liquidity. While the principal investment policies and strategies for seeking to achieve this objective are described in each Fund's Prospectus, a Fund may from time to time also utilize the securities, instruments, policies and strategies described below in seeking to achieve its objective. A Fund may not be successful in achieving its objective and you can lose money.


OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES

     Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by a Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS). Neither Fund intends to purchase TIGRs or CATS during the coming year.




FLOATING RATE AND VARIABLE RATE SECURITIES

     Each Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide that the rate is set as a spread to a designated base rate, such as rates on Treasury bills, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest, which amount may be more or less than the amount paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate.


DEMAND FEATURES AND GUARANTEES


     LAF may purchase demand features and guarantees. A demand feature supporting a money market fund instrument can be relied upon in a number of respects. First, the demand feature can be relied upon to SHORTEN THE MATURITY of the underlying instrument. Second, the demand feature, if unconditional, can be used to EVALUATE THE CREDIT QUALITY of the underlying security. This means that the credit quality of the underlying security can be based solely on the credit quality of the unconditional demand feature supporting that security.


     A GUARANTEE is a form of unconditional credit support that may include bond insurance, a letter of credit, and an unconditional demand feature. A money market fund holding a security subject to a guarantee may determine the credit quality of the underlying security solely on the basis of the credit quality of the supporting guarantee.


     LAF can only invest 10% of its total assets in securities directly issued by, or supported by, a demand feature provider or guarantor. Investment Company Act Rule 2a-7 provides a more stringent limit on demand features and guarantees that are "second tier securities" under the Rule; that is, those securities that are rated in the second highest category by a specified number of rating organizations. Specifically, Rule 2a-7 provides that a money market fund cannot invest more than 5% of its total assets in securities directly issued by, or supported by, second tier demand features or guarantees that are issued by the same entity.


LENDING OF SECURITIES

     Consistent with applicable regulatory requirements, NMMF may lend its portfolio securities to broker-dealers and LAF may lend its portfolio to brokers, dealers and financial institutions, provided that outstanding loans for each Fund do not exceed in the aggregate 33 1/3% of the value of its respective total assets and, provided that such loans are callable at any time by either Fund and are at all times secured by cash or U.S. Government securities that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations. Any voting rights, or rights to consent relating to the securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so securities may be voted by the Fund (or Funds).


     A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Trustees of the Trust. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to that Fund.

     Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.




ILLIQUID SECURITIES

      Each Fund may not hold more than 10% of its respective net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and repurchase agreements which have a maturity of longer than seven days. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.

     Rule 144A of the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

SECURITIES OF OTHER INVESTMENT COMPANIES

     Each Fund may invest up to 10% of its total assets in securities of other money market funds registered under the Investment Company Act. Generally, each Fund does not intend to invest more than 5% of its total assets in such securities. To the extent that a Fund invests in securities of other registered investment companies, shareholders of the Fund may be subject to duplicate management and advisory fees.

BORROWING


     NMMF may borrow from banks (including through entering into reverse repurchase agreements) up to and including 10% of the value of its total assets taken at cost for temporary or emergency purposes. NMMF may pledge up to and including 10% of its net assets to secure such borrowings. LAF may borrow (including through entering reverse repurchase agreements) up to 33 1/3% of the value of its total assets (computed at the time the loan is made) from banks for temporary, extraordinary or emergency purposes. LAF may pledge up to 33 1/3% of its total assets to secure such borrowings. A Fund will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its total assets.


REPURCHASE AGREEMENTS


     Each Fund may purchase securities and concurrently enter into "repurchase agreements" with the seller, whereby the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. Such collateral will be held by the Trust's Custodian, either physically or in a book-entry account.


     A Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Trust's Board of Trustees. The Fund's investment adviser monitors the creditworthiness of such parties under the general supervision of the Board of Trustees. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds limit any sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss, if the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the trust is unsettled. As a result, under these circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund could suffer a loss.


     LAF participates in a joint repurchase account with other investment companies managed by Prudential Investments Fund Management LLC (PIFM or the Manager) pursuant to an order of the Securities and Exchange Commission. On a daily basis, any uninvested cash balances of LAF may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. LAF participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Trust's policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

     NMMF does not currently participate in the joint repurchase account.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by a Fund with an agreement to repurchase the securities at a specified price, date and interest payment. Each Fund intends only to use the reverse repurchase technique when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. A Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Trust's Custodian will maintain in a segregated account cash, or other liquid assets, maturing not later than the expiration of the reverse repurchase agreements and having a value equal to or greater than such commitments.


FIRM COMMITMENT AGREEMENTS

     NMMF may enter into firm commitment agreements with banks or broker-dealers for the purchase of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when NMMF anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. Entry into firm commitment agreements with broker-dealers requires the creation and maintenance of a segregated account. The underlying securities subject to a firm commitment agreement are subject to fluctuation in market value and, therefore, to the extent that NMMF remains fully invested at the same time that it has entered into firm commitment agreements, there will be a greater possibility that the net asset value of NMMF shares will vary from $1.00.


     Pending delivery of securities purchased under firm commitment agreements, the amount of the purchase price will be held in liquid assets such as cash or high-quality debt obligations. Such obligations will be maintained in a separate account with NMMF's custodian in an amount equal on a daily basis to the amount of NMMF's firm commitments. When the time comes to pay for securities subject to firm commitment agreements, NMMF will meet its obligations from then-available cash flow or the sale of securities.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


     LAF may purchase securities on a "when-issued" or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by LAF with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. LAF will limit such purchases to those which the date of delivery and payment falls within 90 days of the date of the commitment. LAF will make commitments for such when issued transactions only with the intention of actually acquiring the securities. The Trust's Custodian will segregate cash or other liquid assets having a value equal to or greater than LAF's purchase commitments. If LAF chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.


                               INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of a Fund. A "majority of the outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective to a particular Fund, such matters shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting securities of the particular Fund votes for the approval of such matters as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding voting securities of the other Fund affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.

NATIONAL MONEY MARKET FUND

     The following investment restrictions are fundamental policies of NMMF and may not be changed except as described above.

     NMMF may not:

     1. Purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer, except that the Fund may invest up to 15% of its total net assets (based on current value) in the obligations of any one bank. This limitation does not apply to U.S. Government Securities.

     2. Purchase voting securities or make investments for the purpose of exercising control or management.

     3. Invest more than 25% of its total assets in any one industry. This restriction does not apply to U.S. Government Securities or to bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

     4. Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with other accounts managed by the Manager or the Sub-advisor to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities.)

     5. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

     6. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of its total assets taken at cost; provided, however, that the Fund may loan its securities as described in the Prospectus and this Statement of Additional Information under the caption "Description of the Funds, their Investments and Risks-Lending of

          Securites."

          However, the Fund will not borrow if the value of the Fund's assets would be less than 300% of its borrowing obligations. In addition, when borrowings (other than permissible securities loans) exceed 5% of its total assets, the Fund will not purchase additional portfolio securities. Permissible borrowings will be entered into solely for the purpose of facilitating the orderly sale of portfolio securities to accommodate redemption requests.

     7. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies. This restriction does not apply to repurchase agreements or loans of portfolio securities.

     8. Pledge, mortgage or hypothecate more than 10% of its net assets taken at cost at the time of the incurrence of such borrowings.

     9. Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     10. Invest in securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation, reorganization or similar transactions. For the purposes of this restriction, foreign banks or their agents or subsidiaries are not considered investment companies. (Under the Investment Company Act of 1940 (the "Investment Company Act") no registered investment company may (a) invest more than 10% of its total assets (taken at current value) in securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of its total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.)

     11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, any officers, trustees and directors of the Trust or any investment adviser of the Trust, who individually own beneficially more than 1/2 of 1% of the shares or securities of that issuer, own in the aggregate more than 5% of such shares or securities.

     12. Purchase securities of any company which has (with predecessor businesses and entities) a record of less than three years' continuous operation or purchase securities whose source of repayment if based, directly or indirectly, on the credit of such a company if as a result more than 5% of the total assets of the Fund (taken at current value) would be invested in such securities; provided, however, that the Fund may purchase U.S. Government Securities without regard to this limitation.

     13. Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts nor does it prevent the Fund from purchasing securities secured by real estate or interests therein.

     14. Purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 10% of the Fund's total assets (based on current value) would then be invested in such securities. The staff of the Securities and Exchange Commission is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view.

     15. Write or purchase puts, calls, warrants, straddles, spreads or combinations thereof except that, as described above under "Firm Commitment Agreements," the Fund may enter into firm commitment agreements with respect to securities otherwise eligible for purchase by the Fund.

     Restriction 1 applies to securities subject to repurchase agreements but not to the repurchase agreements themselves provided that the obligation of the seller to repurchase the securities from the Fund is "collateralized fully" as defined in Rule 2a-7 under the Investment Company Act. Although Restriction 1 permits the Fund to invest up to 15% of its total assets in the obligations of any one bank, federal regulations applicable to the Fund currently prohibit the Fund (with limited exceptions) from making any investment that would result in more than 5% of the Fund's assets being invested in obligations of a single issuer.

     Although Restriction 3 states that it does not apply to bank obligations, federal regulations applicable to the Fund currently limit bank obligations to include all banks which are organized under the laws of the United States or a state (as defined in the Investment Company Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks.

     Although Restriction 14 states that the Fund may invest no more than 10% of its total assets in illiquid securities, the Fund intends to invest no more than 10% of its net assets in such securities, in compliance with current interpretations of the staff of the Securities and Exhange Commission.

     The limitation on investment in illiquid securities set forth in Restriction 14 does not apply to certain restricted securities, including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper, that the Manager or Sub-adviser has determined to be liquid under procedures approved by the Board of Trustees.

     For purposes of the foregoing restrictions, U.S. Government Securities refer to obligations of the U.S. Treasury and obligations issued by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government.


LIQUID ASSETS FUND

     The following investment restrictions are fundamental policies of LAF and may not be changed except as described above.

     LAF may not:

     1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     2.   Make short sales of securities or maintain a short position.

     3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Fund may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions and may pledge up to 33 1/3% of the value of the Fund's total assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings exceed 5% of the Fund's net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements, the purchase and sale of financial futures contracts and collateral arrangements with respect thereto and with respect to the writing of options and obligations of the Trust to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

     4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the value of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.

     5. Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the Investment Company Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks.

     6. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.

     7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     8.   Make investments for the purpose of exercising control or management.

     9. Invest in securities of other non-affiliated investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which the Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets (determined at the time of investment) in such securities of one or more investment companies, or except as part of a merger, consolidation or other acquisition.

     10. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 33 1/3% of the value of the Fund's total assets).

     11. Buy or sell commodities or commodity contracts, except that the Fund may purchase and sell futures contracts and options thereon.

     12. Purchase more than 10% of the outstanding voting securities of any one issuer.

     Although Restriction 4 limits the Fund's investments in the securities of a single issuer to 5% of the value of 75% of the value of the Fund's total assets, federal regulations applicable to the Fund currently prohibit the Fund from making any investment that would result in more than 5% of the Fund's total assets being invested in securities of a single issuer.

     Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowing, as required by applicable law.


                                MANAGEMENT OF THE FUND


     (a)  TRUSTEES

          The Trust has Trustees who, in addition to overseeing the actions of each Fund's Manager, Subadviser, and Distributor, decide upon matters of general policy.


          The Trustees also review the actions of the officers of the Trust, who conduct and supervise the daily business operations of the Trust.




     (b) MANAGEMENT INFORMATION-TRUSTEES AND OFFICERS



                                               PRINCIPAL OCCUPATIONS
                          POSITION             AND OTHER AFFILIATIONS
 NAME, ADDRESS AND AGE(1) WITH THE TRUST       FOR THE LAST FIVE YEARS
 -----------------------  --------------       ----------------------
 Edward D. Beach(73)      Trustee              President and Director of BMC
                                               Fund, Inc., a closed-end
                                               investment company; previously
                                               Vice Chairman of Broyhill
                                               Furniture Industries, Inc.,
                                               Certified Public Accountant;
                                               Secretary and Treasurer of
                                               Broyhill Family Foundation,
                                               Inc.; Member of the Board of
                                               Trustees of Mars Hill College;
                                               and Director of The High Yield
                                               Income Fund, Inc.
 Delayne Dedrick Gold(59) Trustee              Marketing and Management
                                               Consultant; Director of The High
                                               Yield Income Fund, Inc.
 *Robert F. Gunia(51)     Trustee              Vice President of Prudential
                                               Investments (since September
                                               1997); Executive Vice President
                                               and Treasurer (since
                                               December 1996) of Prudential
                                               Investments Fund Management LLC
                                               (PIFM); Senior Vice President
                                               (since March 1987) of Prudential
                                               Securities Incorporated
                                               (Prudential Securities);
                                               formerly Chief Administrative
                                               Officer (July 1990-September
                                               1996), Director (January 1989-
                                               September 1996) and Executive
                                               Vice President, Treasurer and
                                               Chief Financial Officer (June
                                               1987-September 1996) of
                                               Prudential Mutual Fund
                                               Management, Inc. (PMF); Vice
                                               President and Director (since
                                               May 1989) of The Asia Pacific
                                               Fund, Inc.; Director of The High
                                               Yield Income Fund, Inc.

 Don G. Hoff (62)         Trustee              Chairman and Chief Executive
                                               Officer (since 1980) of
                                               Intertec, Inc. (investments);
                                               Chairman and Chief Executive
                                               Officer of The Lamaur
                                               Corporation, Inc.; Director of
                                               Innovative Capital
                                               Management, Inc. and The Greater
                                               China Fund, Inc.; and Chairman
                                               and Director of The Asia Pacific
                                               Fund, Inc.
 Robert E. LaBlanc(63)    Trustee              President (since 1981) of
                                               Robert E. LaBlanc
                                               Associates, Inc.
                                               (telecommunications); formerly


                              B-8


                                               General Partner at Salomon
                                               Brothers; and Vice-Chairman of
                                               Continental Telecom; Director of
                                               Storage Technology Corporation,
                                               Titan Corporation, Salient 3
                                               Communications, Inc. and Tribune
                                               Company; and Trustee of
                                               Manhattan College.
 *Mendel A. Melzer,       Trustee              Chief Investment Officer (since
  CFA(37)                                      October 1996) of Prudential
  751 Broad Street                             Mutual Funds; formerly Chief
  Newark, NJ 07102                             Financial Officer (November 1995
                                               - September 1996) of Prudential
                                               Investments; Senior Vice
                                               President and Chief Financial
                                               Officer of Prudential Preferred
                                               Financial Services (April 1993 -
                                               November 1995); Managing
                                               Director of Prudential
                                               Investment Advisors (April 1991
                                               - April 1993) and Senior Vice
                                               President of Prudential Capital
                                               Corporation (July 1989-April
                                               1991); Chairman and Director of
                                               Prudential Series Fund, Inc.;
                                               and Director of The High Yield
                                               Income Fund, Inc.
    Robin B. Smith(58)     Trustee             Chairman and Chief Executive
                                               Officer (since August 1996) of
                                               Publishers Clearing House;
                                               formerly President and Chief
                                               Executive Officer (January 1988-
                                               August 1996) and President and
                                               Chief Operating Officer
                                               (September 1981-December 1988)
                                               of Publishers Clearing House;
                                               Director of BellSouth
                                               Corporation,  Texaco Inc.,
                                               Springs Industries Inc., and
                                               Kmart Corporation.
    Stephen Stoneburn(54)  Trustee             President and Chief Executive
                                               Officer (since June 1996) of
                                               Quadrant Media Corp. (a
                                               publishing company); formerly
                                               President (June 1995 -
                                               June 1996) of Argus Integrated
                                               Media, Inc.; Senior Vice
                                               President and Managing Director
                                               (January 1993 - 1995) of Cowles
                                               Business Media; Senior Vice
                                               President (January 1991 - 1992)
                                               and Publishing Vice President
                                               (May 1989-December 1990) of
                                               Gralla Publications (a division
                                               of United Newspapers, U.K.); and
                                               Senior Vice President of
                                               Fairchild Publications, Inc.
    Nancy H. Teeters(67)   Trustee             Economist; Director of Inland
                                               Steel Industries; formerly, Vice
                                               President and Chief Economist of
                                               International Business Machines;
                                               Member of the Board of Governors
                                               of the Federal Reserve System;
                                               Governor of the Horace H.
                                               Rackham School of Graduate
                                               Studies of the University of
                                               Michigan; Assistant Director of
                                               the Committee on the Budget of
                                               the US House of Representatives;
                                               Senior Fellow at the Library of
                                               Congress; Senior Fellow at the
                                               Brookings Institution; staff at
                                               Office of Management and Budget,
                                               Council of Economic Advisors and
                                               the Federal Reserve Board.
    Brian M. Storms(44)    President           President, Prudential
                                               Investments, (October 1998-
                                               Present), President, Prudential
                                               Mutual Funds, Annuities, and
                                               Investment Management Services,
                                               (September 1996-October 1998).
                                               Managing Director, Fidelity
                                               Investments Institutional
                                               Services Company, Inc.
                                               (July 1991-September 1996)
                                               President, J.K. Schofield
                                               (October 1989-September 1991)
                                               Senior Vice President, INVEST
                                               Financial Corporation, (September
                                               1982-October 1989)



                                      B-9

   S. Jane Rose(52)        Secretary           Senior Vice President (since
                                               December 1996) of PIFM; Senior
                                               Vice President and Senior
                                               Counsel (since July 1992) of
                                               Prudential Securities; formerly
                                               Senior Vice President
                                               (January 1991 - September 1996)
                                               and Senior Counsel (June 1987 -
                                               September 1996) of PMF.
   Robert C. Rosselot(38)  Assistant Secretary Assistant General Counsel (since
                                               September 1997) of PIFM;
                                               formerly, partner with the firm
                                               of Howard & Howard, Bloomfield
                                               Hills, Michigan ( December 1995-
                                               September 1997) and Corporate
                                               Counsel, Federated Investors
                                               (1990 - 1995).
   Grace C. Torres(39)     Treasurer and       First Vice President (since
                           Principal Financial December 1996) of PIFM; First
                           and Accounting      Vice President (since
                           Officer             March 1994) of Prudential
                                               Securities; formerly First Vice
                                               President (March 1994 -
                                               September 1996), Prudential
                                               Mutual Fund Management, Inc. and
                                               Vice President (July 1989 -
                                               March 1994) of Bankers
                                               Trust Corporation.
   Stephen M. Ungerman(44) Assistant Treasurer Vice President and Tax Director
                                               (since March 1996) of Prudential
                                               Investments; formerly First Vice
                                               President of Prudential Mutual
                                               Fund Management, Inc. (February
                                               1993-September 1996).

-------

(1) Unless otherwise noted, the address for each of the above persons is c/o Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

  * "Interested" Trustee of the Fund, as defined in the Investment Company Act of 1940 (the Investment Company Act).


     Trustees and officers of the Trust are also trustees, directors and officers of some or all of the other investment companies distributed by Prudential Securities or Prudential Investment Management Services LLC.


     The Trustees have adopted a retirement policy which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 72, except that retirement is being phased in for Trustees who were age 68 or older as of December 31, 1993. Under this phase-in provision, Messrs. Beach and Eyre are scheduled to retire on December 31, 1999 and December 31, 1998, respectively.

     Pursuant to the terms of the Management Agreements with the Trust, the Manager pays all compensation of officers of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of the Manager.

     The Trust pays each of its Trustees who is not an affiliated person of PIFM or Prudential Investments (PI) annual compensation of $3,000, in addition to certain out-of-pocket expenses. The amount of annual compensation paid to each Trustee may change as a result of the introduction of additional funds on the board of which the Trustee will be asked to serve.

     Trustees may receive their Trustee's fees pursuant to a deferred fee agreement with the Trust. Under the terms of the agreement, the Trust accrues daily the amount of such Trustee's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, at the daily rate of return of the Trust (the Fund Rate). Payment of the interest so accrued is also deferred and accruals become payable at the option of the Trustee. A Fund's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Fund.


     The following table sets forth the aggregate compensation paid by the Fund to the Trustees who are not affiliated with the Manager for the fiscal year ended September 30, 1998 and the aggregate compensation paid to such Trustees for service on the Trust's Board and that of all other funds managed by PIFM (Fund Complex) for the calendar year ended December 31, 1998. In October 1997, PIFM recommended to the Board of Trustees, and the Board approved, certain changes in the Trust's management and operations, subject to shareholder approval, whereby substantially similar services would be furnished, but with lower expenses. Accordingly, on December 11, 1997, the shareholders elected a new Board of Trustees, approved a management agreement between the Trust and PIFM and approved a subadvisory agreement between PIFM and The Prudential Investment Corporation. These new agreements became effective at the close of business on December 12, 1997.

                                  COMPENSATION TABLE



                                                               PENSION OR                                      APPROXIMATE
                                                               RETIREMENT                                      COMPENSATION
                                                                BENEFITS               ESTIMATED                FROM TRUST
                                          AGGREGATE           ACCRUED AS PART           ANNUAL               AND PRUDENTIAL FUND
                                         COMPENSATION           OF TRUST              BENEFITS UPON             COMPLEX PAID
      NAME AND POSITION                   FROM TRUST            EXPENSES               RETIREMENT               TO TRUSTEES(2)
      -----------------                   ----------           --------               ----------              --------------
      Edward D. Beach - Trustee                                     None                      N/A
      E. Philip Cannon - Former          $5,325                     None                      N/A              **
        Trustee
      Donald P. Carter - Former          $6,150                     None                      N/A              **
        Trustee
      Gary A. Childress - Former         $5,325                     None                      N/A              **
        Trustee
      William D. Cvengros - Former           $0                     None                      N/A              **
        Trustee
      Stephen C. Eyre - Trustee                                     None                      N/A
      Delayne D. Gold - Trustee                                     None                      N/A
      Robert F. Gunia(1) - Trustee           _                      None                      N/A               _
      Don G. Hoff - Trustee                                         None                      N/A
      Robert E. LaBlanc - Trustee                                   None                      N/A
      Gary L. Light - Former Trustee     $5,475                     None                      N/A              **
      Mendel A. Melzer(1) - Trustee          _                      None                      N/A               _
      Richard L. Nelson - Former         $4,300                     None                      N/A              **
        Trustee
      Lyman W. Porter - Former           $4,150                     None                      N/A              **
        Trustee
      Robert A. Prindiville - Former         $0                     None                      N/A              **
        Trustee
      Alan Richards - Former Trustee     $4,525                     None                      N/A              **
      Joel Segall - Former Trustee       $5,225                     None                      N/A              **
      Robin B. Smith - Trustee                                      None                      N/A
      Stephen Stoneburn - Trustee            $0                     None                      N/A
      W. Bryant Stooks - Former          $5,325                     None                      N/A              **
        Trustee
      Nancy H. Teeters - Trustee                                    None                      N/A
      Gerald M. Thorne - Former          $5,325                     None                      N/A              **
        Trustee
      Stephen J. Treadway - Former           $0                     None                      N/A              **
        Trustee

----------

 * Indicates number of funds/portfolios in Prudential Fund Complex (including the Trust) to which aggregate compensation relates.

** Former Trustees receive no compensation from any fund in the Prudential Fund Complex, other than the Trust as shown in the first column.

(1) Robert F. Gunia and Mendel A. Melzer, who are interested Trustees, do not receive compensation from the Trust or any fund in the Fund Complex.


(2) Total compensation from all the funds in the Prudential Fund Complex for the calendar year ended December 31, 1998, including amounts deferred at the election of Trustees under the funds' deferred compensation plans. Including accrued interest, total deferred compensation amounted to $________ for Trustee Robin B. Smith. Currently, Ms. Smith has agreed to defer some of her fees at the T-Bill rate and other fees at the Fund Rate.


                CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of ____________, 1998, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of beneficial interest of each of the Funds and of the Trust as a whole.


     As of ___________, 1998, Prudential Securities Incorporated, One Seaport Plaza, New York, New York 10292 was the record owner of ____________ shares (or ____% of the shares) of NMMF and _____________shares (or _____% of the shares) of LAF. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy material to the beneficial owners for which it is the record holder.

                        INVESTMENT ADVISORY AND OTHER SERVICES


(a) INVESTMENT ADVISERS


     The manager of the Trust is Prudential Investments Fund Management LLC, (PIFM or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 (PIFM or the Manager). PIFM serves as manager to all of the other investment companies that, together with the Trust, comprise the Prudential Mutual Funds. See "How the Fund is Managed" in each Prospectus. As of November 30, 1998, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $__ billion. According to the Investment Company Institute, as of _______________, 1998, the Prudential Mutual Funds were the __th largest family of mutual funds in the United States.


     PIFM is a subsidiary of Prudential Securities Incorporated. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), a wholly-owned subsidiary of PIFM, serves as the transfer agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administration services to qualified plans.

     Pursuant to the Management Agreement for NMMF (the NMMF Management Agreement) and the Management Agreement for LAF (the LAF Management Agreement and, together with the NMMF Management Agreement, the Management Agreements), both of which became effective on December 12, 1997, PIFM, subject to the supervision of the Trust's Board of Trustees and in conformity with the stated policies of the Funds, manages both the investment operations of each Fund and the composition of each Fund's portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, PIFM is obligated to keep certain books and records of the Trust. PIFM also administers the Trust's business affairs and, in connection therewith, furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Trust's custodian, and PMFS, the Trust's transfer and shareholder servicing agent. The management services of PIFM for the Trust are not exclusive under the terms of the Management Agreements and PIFM is free to, and does, render management services to others.


     For its services, PIFM receives, pursuant to the NMMF Management Agreement, a fee at an annual rate of the average daily net assets of the Fund of .390% of the first $1 billion of net assets; .375% of the next $500 million of net assets; .350% of the next $500 million of net assets; and .325% of net assets in excess of $2 billion. The fee is computed daily and payable monthly. PIFM has agreed, to the extent NMMF's total expenses exceed .62 of 1% of the average daily net assets of NMMF for the fiscal year ending September 30, 1998, to reimburse NMMF for certain expenses up to an aggregate amount of $100,000 to the extent necessary to reduce such total operating expenses to .62 of 1%. For the expenses PIFM assumes pursuant to the LAF Management Agreement, PIFM will be reimbursed for its direct costs, exclusive of any profit or overhead, not to exceed .39% of the LAF's average daily net assets. It is expected that this amount will be approximately .09 of 1% of the average daily net assets of LAF for the fiscal year ending September 30, 1999.


     In connection with its management of the business affairs of the Trust pursuant to the Management Agreements, PIFM bears the following expenses:

     (a) the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Trustees who are not affiliated persons of PIFM or the Trust's investment adviser;

     (b) all expenses incurred by PIFM or by the Trust in connection with managing the ordinary course of the Trust's business, other than those assumed by the Trust, as described below; and

     (c) the costs and expenses payable to The Prudential Investment Corporation, doing business as Prudential Investments (PI or the Subadviser), pursuant to subadvisory agreements on behalf of the Funds between PIFM and PI (the Subadvisory Agreements).

     Under the terms of the Management Agreements, the Trust is responsible for the payment of the following expenses, including (a) the fees or reimbursements payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated with the Manager or the Trust's investment adviser, (c) the fees and certain expenses of the Trust's Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust's shares, (d) the charges and expenses of the Trust's legal counsel and independent accountants, (e) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and trust fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust is a member,
(h) the cost of share certificates, if any, representing, and/or non-negotiable share deposit receipts evidencing, shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the Commission, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, and paying the fees and expenses of notice filings made in accordance with state securities laws, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business and (m) any expenses assumed by the Fund pursuant to a distribution plan adopted under Rule 12b-1 of the Investment Company Act.

     Each Management Agreement also provides that PIFM will not be liable for any error of judgment or any loss suffered by the Trust in connection with the matters to which the Management Agreements relate except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Management Agreement provides that it will terminate automatically if assigned (as defined in the Investment Company Act), and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreements provide that each said agreement will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.


     For the fiscal year ended September 30, 1998, PIFM received management fees from NMMF and LAF of $_______ and $_________, respectively.


     For the fiscal year ended September 30, 1997 and the prior fiscal years, PIMCO Advisors L.P. (PALP), served as manager for NMMF. PALP did not serve as manager of LAF. Pursuant to a management contract between PALP and NMMF, which contract was terminated by a vote of the former Trustees on October 22, 1997, effective at the close of business on December 12, 1997, the Fund paid PALP a monthly fee as follows: .425% of the first $500 million of the average net assets of NMMF, .400% of the next $500 million, .375% of the next $500 million,
 .350% of the next $500 million and .325% of amounts in excess of $2 billion. For the fiscal years ended September 30, 1996 and 1997, NMMF paid PALP $2,560,734 and $2,886,449, respectively, for its services under its management contract.


     PIFM has entered into Subadvisory Agreements with PIC, doing business as PI (the Subadviser), a wholly-owned subsidiary of Prudential, on behalf of each of NMMF and LAF. The Subadvisory Agreements provide that PI furnish investment advisory services in connection with the investment management of the Funds. In connection therewith, PI is obligated to keep certain books and records of the Funds. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreements and supervises PI's performance of such services. In connection with NMMF, PI is reimbursed by PIFM for the reasonable costs and expenses incurred by PI in furnishing services to PIFM. In connection with LAF, PI is reimbursed by PIFM for its direct costs, excluding profit and overhead, incurred by PI in furnishing services to PIFM.

     The Subadviser maintains a corporate credit unit which provides credit analysis and research on taxable fixed-income securities including money market instruments. The portfolio manager consults routinely with the credit unit in managing the Funds' portfolios. The credit unit, with a staff including 7 credit analysts, reviews on an ongoing basis commercial paper issuers, commercial banks, non-bank financial institutions and issuers of other taxable fixed-income obligations. Credit analysts have broad access to research and financial reports, data retrieval services and industry analysts. They maintain relationships with the management of corporate issuers and from time to time visit companies in whose securities the Funds may invest.

     The Subadvisory Agreements provide that each will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreements. The Subadvisory Agreements may be terminated by the Trust, PIFM or PI upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreements provide that they will continue in effect for a period of more than two years from their execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.


     The Management Agreement between the Trust and PIFM and the Subadvisory Agreements between PIFM and PIC were last approved by the Board of Trustees, including a majority of the Trustees who are not parties to the contracts or interested persons of any such parties, as defined in the Investment Company Act, on May 13, 1998. Shareholders of NMMF and LAF last approved the Management Agreement and the Subadvisory Agreements on December 12, 1997.


(b) PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLAN


     Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Trust. Prior to July 1, 1998, Prudential Securities Incorporated (Prudential Securities, also referred to as the Distributor), One Seaport Plaza, New York, New York 10292, served as the distributor of the Trust's shares. In November 1998, more than __% of the outstanding voting shares of NMMF and more than __% of the outstanding voting securities of LAF were owned by clients of Prudential Securities.


     Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

DISTRIBUTION PLAN

     Under the NMMF Distribution Plan (the Plan) and the Trust's Distribution Agreement dated December 12, 1997, NMMF pays the Distributor a distribution fee of up to 0.10% of the average daily net assets of the shares of NMMF, computed daily and payable monthly which is designed to reimburse the Distributor, in whole or in part, for its services. The Distributor incurs the expenses of distributing LAF shares, none of which are reimbursed by or paid for by LAF.


     For the fiscal year ended September 30, 1998, the Distributor received payments of $__________ under the Plan. This amount was primarily expended for payment of account servicing fees to financial advisers and other persons who sell shares of NMMF.


     The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit NMMF and its shareholders.

     Pursuant to the Plan, the Trustees will be provided with, and will review, at least quarterly, a written report of the distribution expenses incurred on behalf of the Trust by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein with respect to NMMF without approval of the shareholders of NMMF, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the Rule 12b-1 Trustees) or by a vote of a majority of the outstanding voting securities of the shares of the Fund (as defined in the Investment Company Act). The Trust's Distribution Agreement provides that it will terminate automatically if assigned and that it may be terminated, without payment of any penalty, by a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting securities of the Trust, or by the Distributor, on 60 days' written notice to the other party.

 NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of NMMF shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of NMMF may not exceed .75 of 1% per class. The 6.25% limitation applies to NMMF rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of NMMF, all sales charges on shares of NMMF would be suspended.


(c) OTHER SERVICE PROVIDERS


     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Trust's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Trust.


     Prudential Mutual Fund Services LLC (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as the Transfer and Shareholder Servicing Agent of the Trust. It is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with services rendered to NMMF, PMFS receives an annual fee ($9.50) per shareholder account, a new account set up fee ($2.00) for each manually-established account and a monthly inactive zero balance account fee ($0.20) per shareholder account plus its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications and other costs. In connection with the transfer agency services rendered by PMFS to LAF, PMFS will be reimbursed for its direct costs, excluding profit and overhead.


     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent public accountants. PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with Securities and Exchange Commission filings. The financial information for NMMF and LAF provided under "Financial Statements" for the fiscal year ended September 30, 1998 has been audited by PricewaterhouseCoopers LLP, whose report is also included under "Financial Statements."


                      BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Manager is responsible for decisions to buy and sell securities for the Trust, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. (For purposes of this section, the term "Manager" includes the Subadviser.) The Trust does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Portfolio securities may not be purchased from any underwriting or selling syndicate of which the Distributor, or an affiliate (including Prudential Securities), during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company
Act), except in accordance with rules of the SEC. The Trust will not deal with the Distributor or its affiliates on a principal basis.

     In placing orders for portfolio securities of the Trust, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Trust, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Trust may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions for such other accounts, whose aggregate assets are far larger than the Trust's, and the services furnished by such brokers may be used by the Manager in providing investment management for the Trust. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Trust does not reduce the advisory fee it pays to the Manager by any amount that may be attributed to the value of such services.

     Subject to the above considerations, Prudential Securities, as an affiliate of the Trust, may act as a securities broker (or futures commission merchant) for the Trust. In order for Prudential Securities to effect any portfolio transactions for the Trust, the commissions, fees or other remuneration received by Prudential Securities must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow Prudential Securities to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities are consistent with the foregoing standard. Brokerage transactions with Prudential Securities are also subject to such fiduciary standards as may be imposed by applicable law.


     During the fiscal years ended September 30, 1996, 1997 and 1998, the Trust paid no brokerage commissions.


                            SECURITIES AND ORGANIZATION


     The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, which may be divided into an unlimited number of series of such shares, and which presently consist of NMMF and LAF. Each share of a series represents an equal proportionate interest in that series with each other share of that series and is entitled to a proportionate interest in the dividends and distributions from that series. Upon termination of a series, whether pursuant to liquidation of the series or otherwise, shareholders of that series are entitled to share pro rata in the net assets of the series then available for distribution to such shareholders. Shareholders have no preemptive rights.


     A copy of the Agreement and Declaration of Trust (the Declaration of Trust) establishing the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or a series, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of an affected series or by the Trustees upon written notice to the shareholders. Upon termination of the Trust or of a series, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Trust or of the series as may be determined by the Trustees, the series shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds to the shareholders of the series involved, ratably according to the number of shares of such series held by the several shareholders of the series on the date of termination.

     The assets received by the Trust for the issue or sale of shares of a series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that series, and constitute the underlying assets of that series. The underlying assets of a series are segregated and are charged with the expenses, including the organizational expenses, in respect of that series and with a share of the general expenses of the Trust. While the expenses of the Trust are allocated to the separate books of account of the series, if more than one series has shares outstanding, certain expenses may be legally chargeable against the assets of all series.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the property of a series for all loss and expense of any shareholder of that series held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the series of which he was a shareholder would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


     The Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the Trustees have been elected by the shareholders, the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).


     Except as otherwise disclosed in the Prospectuses and in this Statement of Additional Information, the Trustees shall continue to hold office and may appoint their successors.

                        PURCHASE AND REDEMPTION OF FUND SHARES


PURCHASE OF SHARES


     Shares of the NMMF are offered to investment advisory clients of Prudential Securities that participate in any of the following managed account programs sponsored by Prudential Securities: Gibraltar Advisors, Prudential Securities Portfolio Management (PSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS), Managed Assets Consulting Services_Custom Services (MACS-CS) and Prudential Securities Investment Supervisory Group. See "How to Buy and Sell Shares of the Fund" in the NMMF Prospectus. A Prudential Securities client who applies to participate in these managed account programs will be eligible to purchase shares of NMMF during the period between submission to and acceptance of the application by Prudential Securities. Eligibility of participants is within the discretion of Prudential Securities. In the event a client of Prudential Securities leaves a managed account program, the client may continue to hold shares of NMMF.


     Shares of LAF are offered to investment advisory clients of Prudential Securities Incorporated (Prudential Securities) that (a) participate in any of the following managed account programs sponsored by Prudential Securities:
Gibraltar Advisors, Prudential Securities Portfolio Management (PSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS) and Prudential Securities Investment Supervisory Group and (b) are "Eligible Benefit Plans." "Eligible Benefit Plans" include (i) employee benefit plans as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974 (ERISA) other than governmental plans as defined in Section 3(32) of ERISA and church plans as defined in Section 3(33) of ERISA, (ii) pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, (iii) deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code, and (iv) Individual Retirement Accounts
(IRAs) as defined in Section 408(a) of the Internal Revenue Code. See "How to Buy and Sell Shares of the Fund" in the LAF Prospectus. A Prudential Securities client who applies to participate in these managed account programs will be eligible to purchase shares of LAF during the period between submission to and acceptance of the application by Prudential Securities. Investment advisory clients of Prudential Securities which receive Managed Assets Consulting Services Custom Services are not eligible to purchase shares of LAF. Eligibility of participants is within the discretion of Prudential Securities. In the event a client of Prudential Securities leaves a managed account program, the client may continue to hold shares of LAF.


     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Trust, however, has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.


     The Trust may suspend the right of redemption or postpone the date of payment for a period of up to seven days. Suspensions or postponements may not exceed seven days except (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (b) during which trading on the New York Stock exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by a Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders of a Fund. The SEC by rules and regulations determines the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency is deemed to exist within the meaning of clause
(2) above.


                                   NET ASSET VALUE


     Each Fund's net asset value per share is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares.


     Each Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Trust's Board of Trustees has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the investment adviser under the supervision of the Board of Trustees to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the SEC. The remaining maturity of an instrument held by the Trust that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of a Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.

     Each Fund computes its net asset value at 4:30 PM New York time, on each day the New York Stock Exchange (the Exchange) is open for trading. In the event the New York Stock Exchange closes early on any business day, the net asset value of a Fund's shares shall be determined at a time between such closing and 4:30 PM New York time. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                         TAXES, DIVIDENDS AND DISTRIBUTIONS


     NMMF and LAF have elected to qualify, and each Fund intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves a fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a fund did realize long-term capital gains, permits net capital gains of the fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in that fund.

     Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a fund's annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities;
(b) a fund must diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a fund's assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations) and
(c) the fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.

     Gains or losses on sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. The Funds do not anticipate realizing long-term capital gains. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by a Fund may be subject to original issue discount and market discount rules.

     Each Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. Each Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, a Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which a Fund pays income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax. For this purpose, dividends declared in October, November and December payable to shareholders of record on a specified date in October, November and December and paid in the following January will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.

     It is anticipated that the net asset value per share of each Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as short-term capital loss, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Futhermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares within 30 days of the disposition of the shares.

     Dividends and distributions may also be subject to state and local taxes.

     The Trust under which the Funds are created is organized as a Massachusetts business trust. Under current law, so long as the Funds qualify for federal income tax treatment as described above, it is believed that neither the Trust nor the Funds should be liable for any income or franchise tax in The Commonwealth of Massachusetts.

                                 CALCULATION OF YIELD

     Each Fund will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in a Fund's portfolio, and its operating expenses. Each Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

                                              365/7
     Effective yield = [(base period return+1)     ]-1


     The yield and effective yield for NMMF based on the 7 days ended September 30, 1998 were _____% and ____%, respectively. The yield and effective yield for LAF based on 7 days ended September 30, 1998 were ___% and ____%, respectively.


     Comparative performance information may be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., IBC Financial Data, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.

     Each Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Fund is held, but also on changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.

                   [FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT
                                     ACCOUNTANTS]

                        APPENDIX I - DESCRIPTION OF RATINGS


BOND RATINGS


     MOODY'S INVESTORS SERVICE - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier "1" indicates that the company ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of its generic rating category.


     STANDARD & POOR'S RATINGS GROUP - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


     DUFF AND PHELPS CREDIT RATING CO. - The following summarizes the ratings used by Duff & Phelps for long-term debt:


          "AAA": Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


          "AA+", "AA" or "AA-":  High credit quality. Protection factors are
          strong. Risk is modest but may vary slightly from          time to
          time because of economic conditions.


          "A+", "A" or "A-": Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


COMMERCIAL PAPER RATINGS


     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. Issuers rated "Prime-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.


     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The designation A-1 indicates that the degree of safety regarding timely payment is strong. A "+" designation is applied to those issues rated A-1 which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have adequate capacity for timely payment. They are however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


     The following summarizes the ratings used by Duff & Phelps for short-term debt, which apply to all obligations with maturities of under one year, including commercial paper.


     D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.


     D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.


     D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


     D-3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                     APPENDIX II - HISTORICAL PERFORMANCE DATA

     The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

     This chart shows the long-term performance of various asset classes and the rate of inflation.

                   EACH INVESTMENT PROVIDES A DIFFERENT OPPORTUNITY


Source: Stocks, Bonds, Bills and Inflation 1997 Yearbook, Ibbotson Associates, Chicago, Illinois (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any asset class or any Prudential Mutual Fund.

Generally, stock returns are due to capital appreciation and reinvestment of distributions. Bond returns are attributable mainly to reinvestment of interest. Also, stock prices are usually more volatile than bond prices over the long-term. Small stock returns for 1926-1980 are those of stocks comprising the 5th quintile of the New York Stock Exchange. Thereafter, returns are those of the Dimensional Fund Advisors (DFA) Small Company Fund. Common stock returns are based on the S&P 500 Composite index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.

Long-term government bond returns are measured using a constant one-bond portfolio with a maturity of roughly 20 years. Treasury bill returns are for a one-month bill. Treasuries are guaranteed by the government as to the timely payment of principal and interest; equities are not. Inflation is measured by the consumer price index (CPI).

     Set forth below is historical performance data relating to various sectors of the fixed-income securities markets. The chart shows the historical total returns of U.S. Treasury bonds, U.S. mortgage securities, U.S. corporate bonds, U.S. high yield bonds and world government bonds on an annual basis from 1987 through 1997. The total returns of the indices include accrued interest, plus the price changes (gains or losses) of the underlying securities during the period mentioned. The data is provided to illustrate the varying historical total returns and investors should not consider this performance data as an indication of the future performance of the Fund or of any sector in which the Fund invests.


     All information relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. Such information has not been verified. The figures do not reflect the operating expenses and fees of a mutual fund. See "Fund Expenses" in the Prospectus. The net effect of the deduction of the operating expenses of a mutual fund on these historical total returns, including the compounded effect over time, could be substantial.

              HISTORICAL TOTAL RETURNS OF DIFFERENT BOND MARKET SECTORS


                         '87        '88        '89        '90        '91        '92       '93         '94         '95        '96
    U.S. GOVERNMENT         2.0%       7.0%      14.4%       8.5%      15.3%       7.2%     10.7%      (3.4)%       18.4%       2.7%
       TREASURY
       BONDS(1)

    U.S. Government         4.3%       8.7%      15.4%      10.7%      15.7%       7.0%      6.8%      (1.6)%       16.8%       5.4%
       Mortgage
     Securities(2)

    U.S. Investment         2.6%       9.2%      14.1%       7.1%      18.5%       8.7%     12.2%      (3.9)%       22.3%       3.3%
         Grade
       Corporate
       Bonds(3)

         U.S.               5.0%      12.5%       0.8%     (9.6)%      46.2%      15.8%     17.1%      (1.0)%       19.2%      11.4%
      High Yield
       Corporate
       Bonds(4)

         World             35.2%       2.3%     (3.4)%      15.3%      16.2%       4.8%     15.1%        6.0%       18.6%       4.1%
      Government
       Bonds(5)

  Difference between        33.2       10.2       18.8       24.9       30.9       11.0      10.3         9.9         5.5        8.7
        highest
   and lowest return
        percent

(1) Lehman Brothers Treasury Bond Index is an unmanaged index made up of over 150 public issues of the U.S. Treasury having maturities of at least one year.

(2) Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index that includes over 600 15- and 30-year fixed-rate mortgage-backed securities of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC).

(3) Lehman Brothers Corporate Bond Index includes over 3,000 public fixed-rate, nonconvertible investment-grade bonds. All bonds are U.S.
     dollar-denominated issues and include debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies. All bonds in the index have maturities of at least one year.

(4) Lehman Brothers High Yield Bond Index is an unmanaged index comprising over 750 public, fixed-rate, nonconvertible bonds that are rated Ba1 or lower by Moody's Investors Service (or rated BB+ or lower by Standard & Poor's or Fitch Investors Service). All bonds in the Index have maturities of at least one year.

(5) Salomon Brothers World Government Index (Non U.S.) includes over 800 bonds issued by various foreign governments or agencies, excluding those in the U.S., but including those in Japan, Germany, France, the U.K., Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden, and Austria. All bonds in the index have maturities of at least one year.

     This chart illustrates the performance of major world stock markets for the period from December 31, 1985 through December 31, 1997. It does not represent the performance of any Prudential Mutual Fund.


AVERAGE ANNUAL TOTAL RETURNS OF MAJOR WORLD STOCK MARKETS (DECEMBER 31, 1985-DECEMBERR 31, 1997)(IN U.S. DOLLARS)


Source: Morgan Stanley Capital International (MSCI) based on data retrieved from Lipper Analytical New Application (LANA) as of
September 30, 1997. Used with permission. Morgan Stanley Country indices are unmanaged indices which include those stocks making up the largest two-thirds of each country's total stock market capitalization. Returns reflect the reinvestment of all distributions. This chart is for illustrative purposes only and is not indicative of the past, present or future performance of any specific investment. Investors cannot invest directly in stock indices.


     This chart shows the growth of a hypothetical $10,000 investment made in the stocks representing the S&P 500 Stock Index with and without reinvested dividends.

Source: Stocks, Bonds, Bills, and Inflation 1998 Yearbook, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. This chart is used for illustrative purposes only and is not intended to represent the past, present or future performance of any Prudential Mutual Fund. Common stock total return is based on the Standard & Poor's 500 Stock Index, a market-value-weighted index made up of 500 of the largest stocks in the U.S. based upon their stock market value. Investors cannot invest directly in indices.

                     WORLD STOCK MARKET CAPITALIZATION BY REGION
                             WORLD TOTAL: $12.5 TRILLION


Source: Morgan Stanley Capital International, December 31, 1997. Used with permission. This chart represents the capitalization of major world stock markets as measured by the Morgan Stanley Capital International (MSCI) World Index. The total market capitalization is based on the value of 1577 companies in 22 countries (representing approximately 60% of the aggregate market value of the stock exchanges). This chart is for illustrative purposes only and does not represent the allocation of any Prudential Mutual Fund.


     This chart below shows the historical volatility of general interest rates as measured by the long U.S. Treasury Bond.

Source: Stocks, Bonds, Bills, and Inflation 1998 Yearbook, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. The chart illustrates the historical yield of the long-term U.S. Treasury Bond from 1926-1997. Yields represent that of an annually renewed one-bond portfolio with a remaining maturity of approximately 20 years. This chart is for illustrative purposes and should not be construed to represent the yields of any Prudential Mutual Fund.

                     APPENDIX III- GENERAL INVESTMENT INFORMATION


     The following terms are used in mutual fund investing.

ASSET ALLOCATION

     Asset allocation is a technique for reducing risk, providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

DIVERSIFICATION

     Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

DURATION

     Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

     Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest payments. Duration is expressed as a measure of time in years the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

MARKET TIMING

     Market timing buying securities when prices are low and selling them when prices are relatively higher may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

POWER OF COMPOUNDING

     Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.


STANDARD DEVIATION


     Standard deviation is an absolute (non-relative) measure of volatility which, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.



                                       III-1

                   APPENDIX IV - INFORMATION RELATING TO PRUDENTIAL


     Set forth below is information relating to The Prudential Insurance Company of America (Prudential) and its subsidiaries as well as information relating to the Prudential Mutual Funds. See "Manager" in the Prospectus. The data will be used in sales materials relating to the Prudential Mutual Funds. Unless otherwise indicated, the information is as of December 31, 1995 and is subject to change thereafter. All information relies on data provided by The Prudential Investment Corporation (PIC) or from other sources believed by the Manager to be reliable. Such information has not been verified by the Fund.

INFORMATION ABOUT PRUDENTIAL

     The Manager and PIC(1) are subsidiaries of Prudential, which is one of the largest diversified financial services institutions in the world and, based on total assets, the largest insurance company in North America as of December 31, 1996. Principal products and services include life and health insurance, other healthcare products, property and casualty insurance, securities brokerage, asset management, investment advisory services and real estate brokerage. Prudential (together with its subsidiaries) employs almost 79,000 persons worldwide, and maintains a sales force of approximately 10,100 agents and nearly 6,500 financial advisors. Prudential is a major issuer of annuities, including variable annuities. Prudential seeks to develop innovative products and services to meet consumer needs in each of its business areas. Prudential uses the rock of Gibraltar as its symbol. The Prudential rock is a recognized brand name throughout the world.

 INSURANCE. Prudential has been engaged in the insurance business since 1875. It insures or provides financial services to nearly 40 million people worldwide. Long one of the largest issuers of individual life insurance, the Prudential has 25 million life insurance policies and group certificates in force today with a face value of almost $1 trillion. Prudential has the largest capital base ($12.3 billion) of any life insurance company in the United States. Prudential provides auto insurance for approximately 1.5 million cars and insures approximately 1.2 million homes.

 MONEY MANAGEMENT. Prudential is one of the largest pension fund managers in the country, providing pension services to 1 in 3 Fortune 500 firms. It manages $36 billion of individual retirement plan assets, such as 401(k) plans. As of December 31, 1997, Prudential had more than $370 billion in assets under management. Prudential Investments, a business group of Prudential (of which Prudential Mutual Funds is a key part) manages over $211 billion in assets of institutions and individuals. In PENSIONS & INVESTMENTS, May 12, 1997, Prudential was ranked third in terms of total assets under management.

 REAL ESTATE. Prudential Real Estate Affiliates, the fourth largest real estate brokerage network in the United States, has more than 37,000 brokers and agents across the United States.(2)

 HEALTHCARE. Over two decades ago, Prudential introduced the first federally-funded, for-profit HMO in the country. Today, approximately 4.9 million Americans receive healthcare from a Prudential managed care membership.

 FINANCIAL SERVICES. The Prudential Bank, a wholly-owned subsidiary of Prudential, has over $4 billion in assets and serves nearly 1.5 million customers across 50 states.

INFORMATION ABOUT THE PRUDENTIAL MUTUAL FUNDS

     As of December 31, 1997, Prudential Investments Fund Management LLC is the eighteenth largest mutual fund company in the country, with over 2.5 million shareholders invested in more than 50 mutual fund portfolios and variable annuities with more than 3.7 million shareholder accounts.


     The Prudential Mutual Funds have over 30 portfolio managers who manage over $55 billion in mutual fund and variable annuity assets. Some of Prudential's portfolio managers have over 20 years of experience managing investment portfolios.

     From time to time, there may be media coverage of portfolio managers and other investment professionals associated with the Manager and the Subadviser in national and regional publications, on television and in other media. Additionally, individual mutual fund portfolios are frequently cited in surveys conducted by national and regional publications and media organizations such as THE WALL STREET JOURNAL, THE NEW YORK TIMES, BARRON'S and USA TODAY.

 EQUITY FUNDS. FORBES magazine listed Prudential Equity Fund among twenty mutual funds on its Honor Roll in its mutual fund issue of August 28, 1995. Honorees are chosen annually among mutual funds (excluding sector funds) which are open to new investors and have had the same management for at least five years. Forbes considers, among other criteria, the total return of a mutual fund in both bull and bear markets as well as a fund's risk profile. Prudential Equity Fund is managed with a "value" investment style by PIC. In 1995, Prudential

Securities introduced Prudential Jennison Fund, a growth-style equity fund managed by Jennison Associates Capital Corp., a premier institutional equity manager and a subsidiary of Prudential.

 HIGH YIELD FUNDS. Investing in high yield bonds is a complex and research intensive pursuit. A separate team of high yield bond analysts monitor approximately 200 issues held in the Prudential High Yield Fund (currently the largest fund of its kind in the country) along with 100 or so other high yield bonds, which may be considered for purchase. (3) Noninvestment grade bonds, also known as junk bonds or high yield bonds, are subject to a greater risk of loss of principal and interest including default risk than higher-rated bonds. Prudential high yield portfolio managers and analysts meet face-to-face with almost every bond issuer in the High Yield Fund's portfolio annually, and have additional telephone contact throughout the year.

     Prudential's portfolio managers are supported by a large and sophisticated research organization. Fourteen investment grade bond analysts monitor the financial viability of approximately 1,750 different bond issuers in the investment grade corporate and municipal bond markets - from IBM to small municipalities, such as Rockaway Township, New Jersey. These analysts consider among other things sinking fund provisions and interest coverage ratios.

     Prudential's portfolio managers and analysts receive research services from almost 200 brokers and market service vendors. They also receive nearly 100 trade publications and newspapers - from PULP AND PAPER FORECASTER to WOMEN'S WEAR DAILY - to keep them informed of the industries they follow.

     Prudential Mutual Funds' traders scan over 100 computer monitors to collect detailed information on which to trade. From natural gas prices in the Rocky Mountains to the results of local municipal elections, a Prudential portfolio manager or trader is able to monitor it if it's important to a Prudential mutual fund.

     Prudential Mutual Funds trade approximately $31 billion in U.S. and foreign government securities a year. PIC seeks information from government policy makers. In 1995, Prudential's portfolio managers met with several senior U.S. and foreign government officials, on issues ranging from economic conditions in foreign countries to the viability of index-linked securities in the United States.

     Prudential Mutual Funds' portfolio managers and analysts met with over 1,200 companies in 1995, often with the Chief Executive Officer (CEO) or Chief Financial Officer (CFO). They also attended over 250 industry conferences.

     Prudential Mutual Fund global equity managers conducted many of their visits overseas, often holding private meetings with a company in a foreign language (our global equity managers speak 7 different languages, including Mandarin Chinese).

 TRADING DATA. (4) On an average day, Prudential Mutual Funds' U.S. and foreign equity trading desks traded $77 million in securities representing over
3.8 million shares with nearly 200 different firms. Prudential Mutual Funds' bond trading desks traded $157 million in government and corporate bonds on an average day. That represents more in daily trading than most bond funds tracked by Lipper even have in assets. (5) Prudential Mutual Funds' money market desk traded $3.2 billion in money market securities on an average day, or over $800 billion a year. They made a trade every 3 minutes of every trading day. In 1994, the Prudential Mutual Funds effected more than 40,000 trades in money market securities and held on average $20 billion of money market securities. (6)

     Based on complex-wide data, on an average day, over 7,250 shareholders telephoned Prudential Mutual Fund Services, Inc., the Transfer Agent of the Prudential Mutual Funds, on the Prudential Mutual Funds' toll-free number. On an annual basis, that represents approximately 1.8 million telephone calls answered.

INFORMATION ABOUT PRUDENTIAL SECURITIES

     Prudential Securities is the fifth largest retail brokerage firm in the United States with approximately 6,000 financial advisors. It offers to its clients a wide range of products, including Prudential Mutual Funds and annuities. As of December 31, 1997, assets held by Prudential Securities for its clients approximated $235 billion.


     During 1997, approximately 29,000 new customer accounts were opened each month at Prudential Securities. (7)


     Prudential Securities has a two-year Financial Advisor training program plus advanced education programs, including Prudential Securities "university," which provides advanced education in a wide array of investment areas. Prudential Securities is the only Wall Street firm to have its own in-house Certified Financial Planner (CFP) program. In the December 1995 issue of REGISTERED REP, an industry publication, Prudential Securities Financial Advisor training programs received a grade of A- (compared to an industry average of B+).

     In 1995, Prudential Securities' equity research team ranked 8th in INSTITUTIONAL INVESTOR magazine's 1995 "All America Research Team" survey. Five Prudential Securities analysts were ranked as first-team finishers. (8)

     In addition to training, Prudential Securities provides its financial advisors with access to firm economists and market analysts. It has also developed proprietary tools for use by financial advisors, including the Financial Architect, a state-of-the-art asset allocation software program which helps Financial Advisors to evaluate a client's objectives and overall financial plan, and a comprehensive mutual fund information and analysis system that compares different mutual funds.


     Standard & Poor's rates Prudential Securities Incorporated BBB+, with a "stable outlook."


     For more complete information about any of the Prudential Mutual Funds, including charges and expenses, call your Prudential Securities financial advisor or Pruco/Prudential representative for a free prospectus. Read it carefully before you invest or send money.


--------------

(1) Prudential Investments, a business group of PIC, serves as the subadviser to substantially all of the Prudential Mutual Funds. Wellington Management Company serves as subadviser to Global Utility Fund, Inc., Nicholas-Applegate Capital Management as the subadviser to Nicholas-Applegate Fund, Inc., Jennison Associates LLC as one of the subadvisers to The Prudential Investment Portfolios, Inc. and Mercator Assets Management LP, as the subadviser to International Stock Series, a portfolio of Prudential World Fund, Inc. There are multiple subadvisers for The Target Portfolio Trust.


(2) As of December 31, 1996.

(3) As of December 31, 1995. The number of bonds and the size of the Fund are subject to change.

(4) Trading data represents average daily transactions for portfolios of the Prudential Mutual Funds for which PIC serves as the subadviser, portfolios of the Prudential Series Fund and institutional and non-US accounts managed by Prudential Mutual Fund Investment Management, a division of PIC, for the year ended December 31, 1995.

(5) Based on 669 funds in Lipper Analytical Services categories of Short U.S. Treasury, Short U.S. Government, Intermediate U.S. Treasury, Intermediate U.S. Government, Short Investment Grade Debt, Intermediate Investment Grade Debt, General U.S. Treasury, General U.S. Government and Mortgage funds.

(6) As of December 31, 1994.


(7) As of December 31, 1997.


(8) On an annual basis, INSTITUTIONAL INVESTOR magazine surveys more than 700 institutional money managers, chief investment officers and research directors, asking them to evaluate analysts in 76 industry sectors. Scores are produced by taking the number of votes awarded to an individual analyst and weighting them based on the size of the voting institution. In total, the magazine sends its survey to approximately 2,000 institutions and a group of European and Asian institutions.

                                     PART C
                               OTHER INFORMATION

ITEM 23.  EXHIBITS.


    (a) (i) Agreement and Declaration of Trust of the Trust dated April 27, 1984 and Amendment No. 1 dated June 19, 1984.*



        (ii) Amendment No. 2 to Agreement and Declaration of Trust of the Trust dated August 9, 1984.*



        (iii) Amendment No. 3 to Agreement and Declaration of Trust of the Trust dated September 11, 1984.*



    (b) (i) By-Laws of the Trust incorporated by reference to Exhibit 2(a) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 7, 1997.



        (ii) Amendment to By-Laws of the Trust dated July 25, 1990 incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 7, 1997.



        (iii) Amendment to By-Laws of the Trust dated May 24, 1991 incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 7, 1997.



        (iv) Amendment to By-Laws of the Trust dated October 22, 1997 incorporated by reference to Exhibit 2(d) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 7, 1997.



    (c) (i) Specimen Share Certificates of the National Money Market Fund.*



        (ii) Specimen Share Certificate for the Liquid Assets Fund incorporated by reference to Exhibit (c)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



    (d) (i) Management Agreement between the Registrant, on behalf of the National Money Market Fund, and Prudential Investments Fund Management LLC incorporated by reference to Exhibit d(i) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



        (ii) Subadvisory Agreement, with respect to the National Money Market Fund, between Prudential Investments Fund Management LLC and The Prudential Investment Corporation incorporated by reference to Exhibit
       (d)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



        (iii) Management Agreement between the Registrant, on behalf of the Liquid Assets Fund, and Prudential Investments Fund Management LLC incorporated by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



        (iv) Subadvisory Agreement, with respect to the Liquid Assets Fund, between Prudential Investments Fund Management LLC and the Prudential Investment Corporation incorporated by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



    (e) (i) Distribution Agreement between the Registrant and Prudential Securities Inc incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



        (ii) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC incorporated by reference to Exhibit
       (e)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



        (iii) Form of Dealer Agreement incorporated by reference to Exhibit
       (e)(iii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

    (g) Custodian Contract between the Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



    (h) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.


    (i) Opinion of Counsel, incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement filed on September 12, 1984.


    (m) (i) Amended Distribution Plan of the Trust, as revised through October 22, 1997 incorporated by reference to
       Exhibit 15 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 7, 1997.



        (ii) Amended and Restated Distribution and Service Plan, with respect to National Money Market Fund incorporated by reference to Exhibit (m)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



    (n) Financial Data Schedule for the fiscal year ended September 30, 1997.*

------------------------
  * Filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    None.

ITEM 25.  INDEMNIFICATION.

    As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article V of the Fund's Declaration of Trust (Exhibit 1 to the Registration Statement) with respect to trustees, officers, employees and agents thereof and Article VII of the Fund's By-Laws (Exhibit 2 to the Registration Statement), trustees, officers, employees and agents of the Fund may be indemnified against certain liabilities in connection with the Trust. As permitted by Section 17(i) of the 1940 Act, pursuant to
Section 10 of the Distribution Agreement (Exhibit (e)(ii) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties. Such Article V of the Declaration of Trust, Article VII of the By-Laws and Section 10 of the Distribution Agreement are hereby incorporated by reference in their entirety.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

    The Registrant intends to purchase an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

    Section 9 of the Management Agreement (Exhibits (d)(i) and (iii) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibits
(d)(ii) and (iv) to the Registration Statement) limit the liability of Prudential Investments Fund Management LLC (PIFM) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect and is consistently applied.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    (i)  Prudential Investments Fund Management LLC (PIFM).

    See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Advisers" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

    The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

    The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

NAME AND ADDRESS       POSITION WITH PIFM            PRINCIPAL OCCUPATIONS
---------------------  ----------------------------  --------------------------------------------------------------
Frank W. Giordano      Executive Vice President,     Executive Vice President, Secretary and General Counsel, PIFM;
                       Secretary and General         Senior Vice President, Prudential Securities Incorporated
                       Counsel                       (Prudential Securities)
Robert F. Gunia        Executive Vice President and  Vice President, Prudential Investments; Executive Vice
                       Treasurer                     President and Treasurer, PIFM; Senior Vice President,
                                                     Prudential Securities
Neil A. McGuinness     Executive Vice President      Executive Vice President and Director of Marketing, Prudential
                                                     Mutual Fund and Annuities (PMF&A); Executive Vice President,
                                                     PIFM
Brian Storms           Officer-in-Charge,            President, PMF&A; Officer-in-Charge, President, Chief
                       President, Chief Executive    Executive Officer and Chief Operating Officer, PIFM
                       Officer and Chief Operating
                       Officer
Robert J. Sullivan     Executive Vice President      Executive Vice President, PMF&A; Executive Vice President,
                                                     PIFM

    (ii)  The Prudential Investment Corporation (PIC)

    See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Advisers" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

    The business and other connections of PIC's directors and executive officers are as set forth below. The address of each person is Prudential Plaza, Newark, New Jersey 07102-4077.

NAME AND ADDRESS        POSITION WITH PIC          PRINCIPAL OCCUPATIONS
----------------------  -------------------------  ----------------------------------------------------------------
E. Michael Caulfield    Chairman of the Board,     Chief Executive Officer of Prudential Investments of The
                        President and Chief        Prudential Insurance Company of America (Prudential)
                        Executive Officer and
                        Director
Jonathan M. Greene      Senior Vice President and  President--Investment Management of Prudential Investments of
                        Director                   Prudential
John R. Strangfeld      Vice President and         President of Private Asset Management Group of Prudential;
                        Director                   Senior Vice President of Prudential

ITEM 27.  PRINCIPAL UNDERWRITER.

    (a) Prudential Investment Management Services LLC is distributor for Cash Accumulation Trust, COMMAND Government Fund, COMMAND Money Fund, COMMAND Tax-Free Fund, Prudential Government Securities Trust (Intermediate Term Series, Money Market Series and U.S. Treasury Money Market Series). Prudential MoneyMart Assets, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Special Money Market Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Distressed Securities Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Index Series Fund, Prudential Emerging Growth Fund, Inc., Target Portfolio Trust, Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Developing Markets Fund, Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Real Estate Securities Fund, Prudential Government Income Fund, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential High Yield Fund, Prudential Intermediate Global Income Fund, Inc., Prudential Mid-Cap Value Fund, Prudential Mortgage Income Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Utility Fund, Inc., Prudential World Fund, Inc., Prudential International Bond Fund, Inc., The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund) and Prudential 20/20 Focus Fund.

    (b) Information concerning the Directors and officers of Prudential Investment Management Services LLC is set forth below:

                                                                                                 POSITIONS AND
                                          POSITIONS AND OFFICES                                  OFFICES
NAME                                      WITH UNDERWRITER                                       WITH REGISTRANT
----------------------------------------  -----------------------------------------------------  ------------------
E. Michael Caulfield....................  President                                                     None
Mark R. Fetting.........................  Executive Vice President                                      None
Jonathan M. Greene......................  Executive Vice President                                      None
Jean D. Hamilton........................  Executive Vice President                                      None
Ronald P. Joelson.......................  Executive Vice President                                      None
Brian M. Storms.........................  Executive Vice President                                      None
John R. Strangfeld......................  Executive Vice President                                      None
Mario A. Mosse..........................  Senior Vice President and Chief Operating Officer             None
Scott S. Wallner........................  Vice President, Secretary and Chief Legal Officer             None
Michael G. Williamson...................  Vice President, Comptroller and Chief Financial               None
                                          Officer
C. Edward Chaplin.......................  Treasurer                                                     None

    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts, The Prudential Investment Corporation, Prudential Plaza, 751 Broad Street, Newark, New Jersey, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and Prudential Mutual Fund Services LLC, Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(4), (5), (6), (7), (9), (10) and (11) and 31a-1(d) and (f) will be kept at Gateway Center Three, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

ITEM 29.  MANAGEMENT SERVICES

    Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed-- Distributor" in the Prospectus and the captions "Investment Advisory and Other Services--Investment Advisers" and "Investment Advisory and Other Services--Principal Underwriter, Distributor and Rule 12b-1 Plan" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30.  UNDERTAKINGS

    None.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 1st day of December, 1998


                                      CASH ACCUMULATION TRUST


                                      By:           /s/ BRIAN M. STORMS


                                        ----------------------------------------

                                              (Brian M. Storms, PRESIDENT)


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                      SIGNATURE                                          TITLE                            DATE
------------------------------------------------------  ----------------------------------------  ---------------------
                 /s/ EDWARD D. BEACH
     -------------------------------------------        Trustee                                     December 1, 1998
                   Edward D. Beach

                 /s/ DELAYNE D. GOLD
     -------------------------------------------        Trustee                                     December 1, 1998
                   Delayne D. Gold

                 /s/ ROBERT F. GUNIA
     -------------------------------------------        Trustee                                     December 1, 1998
                   Robert F. Gunia

                   /s/ DON G. HOFF
     -------------------------------------------        Trustee                                     December 1, 1998
                     Don G. Hoff

                /s/ ROBERT E. LABLANC
     -------------------------------------------        Trustee                                     December 1, 1998
                  Robert E. LaBlanc

                 /s/ MENDEL A. MELZER
     -------------------------------------------        Trustee                                     December 1, 1998
                   Mendel A. Melzer

                  /s/ ROBIN B. SMITH
     -------------------------------------------        Trustee                                     December 1, 1998
                    Robin B. Smith

                /s/ STEPHEN STONEBURN
     -------------------------------------------        Trustee                                     December 1, 1998
                  Stephen Stoneburn

                 /s/ NANCY H. TEETERS
     -------------------------------------------        Trustee                                     December 1, 1998
                   Nancy H. Teeters

                 /s/ GRACE C. TORRES
     -------------------------------------------        Treasurer and Principal Financial and       December 1, 1998
                   Grace C. Torres                        Accounting Officer

                                 EXHIBIT INDEX


    (a) (i) Agreement and Declaration of Trust of the Trust dated April 27, 1984 and Amendment No. 1 dated June 19, 1984.*



        (ii) Amendment No. 2 to Agreement and Declaration of Trust of the Trust dated August 9, 1984.*



        (iii) Amendment No. 3 to Agreement and Declaration of Trust of the Trust dated September 11, 1984.*



    (b) (i) By-Laws of the Trust incorporated by reference to Exhibit 2(a) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 7, 1997.



        (ii) Amendment to By-Laws of the Trust dated July 25, 1990 incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 7, 1997.



        (iii) Amendment to By-Laws of the Trust dated May 24, 1991 incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 7, 1997.



        (iv) Amendment to By-Laws of the Trust dated October 22, 1997 incorporated by reference to Exhibit 2(d) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 7, 1997.



    (c) (i) Specimen Share Certificates of the National Money Market Fund.*



        (ii) Specimen Share Certificate for the Liquid Assets Fund incorporated by reference to Exhibit (c)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



    (d) (i) Management Agreement between the Registrant, on behalf of the National Money Market Fund, and Prudential Investments Fund Management LLC incorporated by reference to Exhibit (d)(i) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



        (ii) Subadvisory Agreement, with respect to the National Money Market Fund, between Prudential Investments Fund Management LLC and The Prudential Investment Corporation incorporated by reference to Exhibit
       (d)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



        (iii) Management Agreement between the Registrant, on behalf of the Liquid Assets Fund, and Prudential Investments Fund Management LLC incorporated by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



        (iv) Subadvisory Agreement, with respect to the Liquid Assets Fund, between Prudential Investments Fund Management LLC and the Prudential Investment Corporation incorporated by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



    (e) (i) Distribution Agreement between the Registrant and Prudential Securities Inc incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



        (ii) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC incorporated by reference to Exhibit
       (e)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



        (iii) Form of Dealer Agreement incorporated by reference to Exhibit
       (e)(iii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



    (g) Custodian Contract between the Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



    (h) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

    (i) Opinion of Counsel, incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement filed on September 12, 1984.


    (m) (i) Amended Distribution Plan of the Trust, as revised through October 22, 1997 incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 7, 1997.



        (ii) Amended and Restated Distribution and Service Plan with respect to National Money Market Fund incorporated by reference to Exhibit (m)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



    (n) Financial Data Schedule for the fiscal year ended September 30, 1997.*